Document and Entity Information	12 Months Ended
Dec. 31, 2012
Document And Entity Information
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec 31, 2012
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY
Entity Registrant Name	TSAKOS ENERGY NAVIGATION LTD
Entity Central Index Key	0001166663
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Current Fiscal Year End Date	--12-31
Entity Filer Category	Accelerated Filer
Entity Well Known Seasoned Issuer	No
Entity Common Stock Shares Outstanding	56,443,237

Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
CURRENT ASSETS:
Cash and cash equivalents	$ 144,297	$ 175,708
Restricted cash	16,192	5,984
Marketable Securities (Note 4)	1,664	2,534
Accounts receivable, net	28,948	23,421
Insurance claims	4,583	2,448
Due from related companies (Note 2)	1,561	1,641
Advances and other	8,800	7,508
Vessels held for sale	0	41,427
Inventories	14,356	19,835
Prepaid insurance and other	3,568	5,372
Current portion of financial instruments-Fair value (Note 15)	60	1,755
Total current assets	224,029	287,633
INVESTMENTS	1,000	1,000
FINANCIAL INSTRUMENTS - FAIR VALUE, net of current portion (Note 15)	45	0
FIXED ASSETS (Note 5)
Advances for vessels under construction	119,484	37,636
Vessels	2,628,094	2,639,878
Accumulated depreciation	(539,736)	(445,518)
Vessels' Net Book Value	2,088,358	2,194,360
Total fixed assets	2,207,842	2,231,996
DEFERRED CHARGES, net (Note 6)	17,968	14,708
Total assets	2,450,884	2,535,337
CURRENT LIABILITIES:
Current portion of long-term debt (Note 7)	186,651	196,996
Payables	34,390	23,707
Due to related companies (Note 2)	2,594	1,063
Accrued liabilities	12,442	14,168
Accrued bank interest	4,785	7,081
Unearned revenue	4,907	7,469
Current portion of financial instruments - Fair value (Note 15)	13,138	29,228
Total current liabilities	258,907	279,712
LONG-TERM DEBT, net of current portion (Note 7)	1,255,776	1,318,667
FINANCIAL INSTRUMENTS - FAIR VALUE, net of current portion (Note 15)	9,361	17,800
STOCKHOLDERS' EQUITY:
Common stock, $ 1.00 par value; 100,000,000 shares authorized; 56,443,237 and 46,208,737 issued and outstanding at December 31, 2012 and 2011 respectively	56,443	46,209
Additional paid-in capital	404,391	351,566
Accumulated other comprehensive income/(loss)	(14,728)	(35,030)
Retained earnings	478,428	554,314
Total Tsakos Energy Navigation Limited stockholders' equity	924,534	917,059
Noncontrolling Interest	2,306	2,099
Total stockholders' equity	926,840	919,158
Total liabilities and stockholders' equity	$ 2,450,884	$ 2,535,337

Consolidated Balance Sheets (Parentheticals) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Consolidated Balance Sheets
Common Stock par value	$ 1	$ 1
Common Stock, number of shares authorized	100,000,000	100,000,000
Common stock, number of shares issued	56,443,237	46,208,737
Common stock, number of shares outstanding	56,443,237	46,208,737

Consolidated Statements Of Operations (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Consolidated Statements Of Operations
VOYAGE REVENUES:	$ 393,989	$ 395,162	$ 408,006
EXPENSES:
Commissions	12,215	14,290	13,837
Voyage expenses	111,797	127,156	85,813
Charter hire expense (Note 5)	0	0	1,905
Vessel operating expenses	133,251	129,884	126,022
Depreciation	94,340	101,050	92,889
Amortization of deferred dry-docking costs	4,910	4,878	4,553
Management fees (Note 2(a))	15,887	15,598	14,143
General and administrative expenses	4,093	4,292	3,627
Management incentive award	0	0	425
Stock compensation expense (Note 9)	730	820	1,068
Foreign currency losses/ (gains)	30	458	(378)
Net loss/ (gain) on sale of vessels	1,879	(5,001)	(19,670)
Vessel impairment charge (Note 5)	13,567	39,434	3,077
Total expenses	392,699	432,859	327,311
Operating income/(loss)	1,290	(37,697)	80,695
OTHER INCOME (EXPENSES):
Interest and finance costs, net (Note 8)	(51,576)	(53,571)	(62,283)
Interest income	1,348	2,715	2,626
Other, net	(118)	(397)	(3)
Total other expenses, net	(50,346)	(51,253)	(59,660)
Net (loss)/income	(49,056)	(88,950)	21,035
Less: Net income attributable to the noncontrolling interest	(207)	(546)	(1,267)
Net (loss)/income attributable to Tsakos Energy Navigation Limited	$ (49,263)	$ (89,496)	$ 19,768
(Loss)/Earnings per share, basic attributable to Tsakos Energy Navigation Limited common shareholders	$ (0.92)	$ (1.94)	$ 0.5
(Loss)/Earnings per share, diluted attributable to Tsakos Energy Navigation Limited common shareholders	$ (0.92)	$ (1.94)	$ 0.5
Weighted average number of shares, basic	53,301,039	46,118,534	39,235,601
Weighted average number of shares, diluted	53,301,039	46,118,534	39,601,678

Statements Of Consolidated Comprehensive Income/(Loss) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Statements Of Consolidated Comprehensive Income
Net (loss)/ income	$ (49,056)	$ (88,950)	$ 21,035
Unrealized gains/(losses) from hedging financial instruments
Unrealized gain on interest rate swaps, net	17,996	15,245	3,289
Amortization of deferred loss on de-designated financial instruments	2,173	2,020	2,113
Total unrealized gains from hedging financial instruments	20,169	17,265	5,402
Unrealized gain on marketable securities	228	34	0
Reclassification from accumulated other comprehensive income relating to realized gains from marketable securities	(95)	0	0
Other Comprehensive income	20,302	17,299	5,402
Comprehensive (loss)/income	(28,754)	(71,651)	26,437
Less: comprehensive income attributable to the noncontrolling interest	(207)	(546)	(1,267)
Comprehensive (loss)/income attributable to Tsakos Energy Navigation Limited	$ (28,961)	$ (72,197)	$ 25,170

Consolidated Statements Of Stockholders' Equity (USD $) In Thousands, except Share data	Total	Common Stock	Additional Paid-in Capital	Retained Earnings	Treasury Stock	Accumulated Other Comprehensive Income (Loss)	Tsakos Energy Navigation Limited	Noncontrolling Interest
BALANCE, at Dec. 31, 2009	$ 914,327	$ 37,671	$ 266,706	$ 679,597	$ (17,863)	$ (57,731)	$ 908,380	$ 5,947
Treasury Stock Shares, number of shares at Dec. 31, 2009					754,706
Net income/(loss)	21,035			19,768			19,768	1,267
Proceeds from Stock Issuance Program, shares					(754,706)
Proceeds from Stock Issuance Program, amount	12,671		(156)	(5,036)	17,863		12,671
Issuance of common stock under Stock Issuance Program	7,042	446	6,596				7,042
Issuance of common stock-offering	84,696	7,622	77,074				84,696
Issuance of shares of restricted share units (341,650, 127,250 and 234,500 shares in 2010, 2011 and 2012 respectively)	0	342	(342)				0
Cash dividends paid ($0.60 per share in 2010 and 2011 and $0.50 per share in 2012)	(22,849)			(22,849)			(22,849)
Distribution from Subsidiary to non controlling interest	(3,462)						0	(3,462)
Other comprehensive income (loss)	5,402					5,402	5,402
Amortization of restricted share units	1,068		1,068				1,068
BALANCE, at Dec. 31, 2010	1,019,930	46,081	350,946	671,480	0	(52,329)	1,016,178	3,752
Treasury Stock Shares, number of shares at Dec. 31, 2010					0
Net income/(loss)	(88,950)			(89,496)			(89,496)	546
Expenses of 2010 common stock-offering	(72)		(72)				(72)
Issuance of shares of restricted share units (341,650, 127,250 and 234,500 shares in 2010, 2011 and 2012 respectively)	0	128	(128)				0
Cash dividends paid ($0.60 per share in 2010 and 2011 and $0.50 per share in 2012)	(27,670)			(27,670)			(27,670)
Distribution from Subsidiary to non controlling interest	(2,199)						0	(2,199)
Other comprehensive income (loss)	17,299					17,299	17,299
Amortization of restricted share units	820		820				820
BALANCE, at Dec. 31, 2011	919,158	46,209	351,566	554,314	0	(35,030)	917,059	2,099
Treasury Stock Shares, number of shares at Dec. 31, 2011					0
Net income/(loss)	(49,056)			(49,263)			(49,263)	207
Issuance of common stock-offering	62,329	10,000	52,329				62,329
Issuance of shares of restricted share units (341,650, 127,250 and 234,500 shares in 2010, 2011 and 2012 respectively)	0	234	(234)				0
Cash dividends paid ($0.60 per share in 2010 and 2011 and $0.50 per share in 2012)	(26,623)			(26,623)			(26,623)
Other comprehensive income (loss)	20,302					20,302	20,302
Amortization of restricted share units	730		730				730
BALANCE, at Dec. 31, 2012	$ 926,840	$ 56,443	$ 404,391	$ 478,428	$ 0	$ (14,728)	$ 924,534	$ 2,306
Treasury Stock Shares, number of shares at Dec. 31, 2012					0

Consolidated Statements Of Stockholders' Equity (Parentheticals) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Consolidated Statements Of Stockholders' Equity
Issuance of common shares	10,000,000
Restricted shares, number of shares issued	234,500	127,250	341,650
Cash dividends paid, per share	$ 0.5	$ 0.6	$ 0.6

Consolidated Statements Of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash Flows from Operating Activities:
Net (loss)/ income	$ (49,056)	$ (88,950)	$ 21,035
Adjustments to reconcile net (loss)/ income to net cash provided by operating activities:
Depreciation	94,340	101,050	92,889
Amortization of deferred dry-docking costs	4,910	4,878	4,553
Amortization of loan fees	946	995	1,138
Stock compensation expense	730	820	1,068
Change in fair value of derivative instruments	(2,832)	515	5,957
Gain on sale of marketable securities	(95)	0	0
Loss/ (gain) on sale of vessels	1,879	(5,001)	(19,670)
Vessel impairment charge	13,567	39,434	3,077
Payments for dry-docking	(7,566)	(4,639)	(6,055)
Increase/ Decrease in:
Receivables	(8,874)	2,183	(9,209)
Inventories	5,479	(5,824)	(997)
Prepaid insurance and other	1,804	(2,423)	482
Payables	12,214	77	(4,570)
Accrued liabilities	(4,022)	4,192	(4,295)
Unearned revenue	(2,562)	(1,720)	(2,076)
Net Cash provided by Operating Activities	60,862	45,587	83,327
Cash Flows from Investing Activities:
Advances for vessels under construction and acquisitions	(81,848)	(37,937)	(67,024)
Vessel acquisitions and/or improvements	(2,454)	(71,205)	(313,639)
Purchase of marketable securities	0	(2,500)	0
Proceeds from sale of marketable securities	1,098	0	0
Proceeds from the sale of vessels	40,219	42,455	140,548
Net Cash used in Investing Activities	(42,985)	(69,187)	(240,115)
Cash Flows from Financing Activities:
Proceeds from long-term debt	83,558	96,650	235,024
Financing costs	(1,550)	(963)	(1,870)
Payments of long-term debt	(156,794)	(143,454)	(175,131)
(Increase)/Decrease in restricted cash	(10,208)	307	527
Proceeds from stock issuance program, net	62,329	0	105,005
Cash dividend	(26,623)	(27,670)	(22,849)
Distribution from subsidiary to noncontrolling interest owners	0	(2,199)	(3,462)
Net Cash (used in)/provided by Financing Activities	(49,288)	(77,329)	137,244
Net decrease in cash and cash equivalents	(31,411)	(100,929)	(19,544)
Cash and cash equivalents at beginning of period	175,708	276,637	296,181
Cash and cash equivalents at end of period	144,297	175,708	276,637
Interest paid
Cash paid for interest, net of amounts capitalized	$ 57,323	$ 48,588	$ 50,129

Significant Accounting Policies	12 Months Ended
Dec. 31, 2012
Significant Accounting Policies (Abstract)
Significant Accounting Policies

1.Significant Accounting Policies

(a)Basis of presentation and description of business: The accompanying consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and include the accounts of Tsakos Energy Navigation Limited (the “Holding Company”), and its wholly-owned and majority-owned subsidiaries (collectively, the “Company”). As at December 31, 2012, 2011 and 2010, the Holding Company consolidated two variable interest entities (“VIE”) for which it is deemed to be the primary beneficiary, i.e. it has a controlling financial interest in those entities. A VIE is an entity that in general does not have equity investors with voting rights or that has equity investors that do not provide sufficient financial resources for the entity to support its activities. A controlling financial interest in a VIE is present when a company has the power to direct the activities of a VIE that most significantly impact the entity’s economic performance and absorbs a majority of an entity’s expected losses, receives a majority of an entity’s expected residual returns, or both.

All intercompany balances and transactions have been eliminated upon consolidation.

The Company follows the provisions of Accounting Standard Codification (ASC) 220, "Comprehensive Income", which requires separate presentation of certain transactions, which are recorded directly as components of stockholders' equity. The Company presents Other Comprehensive Income / (Loss) in a separate statement according to ASU 2011-05.

The Company owns and operates a fleet of crude and product oil carriers and one LNG carrier providing worldwide marine transportation services under long, medium or short-term charters.

(b)Use of Estimates: The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts of assets and liabilities and expenses reported in the consolidated financial statements and the accompanying notes. Actual results could differ from those estimates.

(c)Foreign Currency Translation: The functional currency of the Company is the U.S. Dollar because the Company’s vessels operate in international shipping markets in which the U.S. Dollar is utilized to transact most business. The accounting books of the Company are also maintained in U.S. Dollars. Transactions involving other currencies during the year are converted into U.S. Dollars using the exchange rates in effect at the time of the transactions. At the balance sheet dates, monetary assets and liabilities, which are denominated in other currencies, are translated into U.S. Dollars at the year-end exchange rates. Resulting gains or losses are separately reflected in the accompanying Consolidated Statements of Operations.

(d)Cash and Cash Equivalents: The Company classifies highly liquid investments such as time deposits and certificates of deposit with original maturities of three months or less as cash and cash equivalents. Cash deposits with certain banks that may only be used for special purposes (including loan repayments) are classified as Restricted cash.

(e)Trade Accounts Receivable, Net: Trade accounts receivable, net at each balance sheet date includes estimated recoveries from charterers for hire, freight and demurrage billings and revenue earned but not yet billed, net of an allowance for doubtful accounts (nil as of December 31, 2012 and 2011). The Company’s management at each balance sheet date reviews all outstanding invoices and provides allowances for receivables deemed uncollectible primarily based on the ageing of such balances and any amounts in dispute.

(f)Inventories: Inventories consist of bunkers, lubricants, victualling and stores and are stated at the lower of cost or market value. The cost is determined primarily by the first-in, first-out method.

(g)Fixed Assets: Fixed assets consist of vessels. Vessels are stated at cost, less accumulated depreciation. The cost of vessels includes the contract price and pre-delivery costs incurred during the construction of new buildings, including capitalized interest, and expenses incurred upon acquisition of second-hand vessels. Subsequent expenditures for conversions and major improvements are capitalized when they appreciably extend the life, increase the earning capacity or improve the efficiency or safety of the vessels; otherwise they are charged to expense as incurred. Expenditures for routine repairs and maintenance are expensed as incurred.

Depreciation is provided on the straight-line method based on the estimated remaining economic useful lives of the vessels, less an estimated residual value based on a scrap price. Effective October 1, 2012 and following management’s reassessment of the residual value of the vessels, the estimated scrap value per light weight ton (LWT) was increased to $0.39 from $0.30. Management’s estimate was based on the average demolition prices prevailing in the market during the last ten years for which historical data were available. The effect of this change in accounting estimate, which did not require retrospective application as per ASC 250 “Accounting Changes and Error Corrections” was to decrease net loss for the year ended December 31, 2012 by $929 or $0.02 per weighted average number of share, both basic and diluted. The decrease in annual depreciation expense is expected at approximately $3.8 million per annum based on the Company’s existing fleet Economic useful lives are estimated at 25 years for crude and product oil carriers and 40 years for the LNG carrier from the date of original delivery from the shipyard.

(h)Impairment of Vessels: The Company reviews vessels for impairment whenever events or changes in circumstances indicate that the carrying amount of a vessel may not be recoverable, such as during severe disruptions in global economic and market conditions. When such indicators are present, a vessel to be held and used is tested for recoverability by comparing the estimate of future undiscounted net operating cash flows expected to be generated by the use of the vessel over its remaining useful life and its eventual disposition to its carrying amount. Net operating cash flows are determined by applying various assumptions regarding the use or possible disposition of each vessel future revenues net of commissions, operating expenses, scheduled dry-dockings, expected off-hire and scrap values, and taking into account historical revenue data and published forecasts on future world economic growth and inflation. Should the carrying value of the vessel exceed its estimated future undiscounted net operating cash flows, impairment is measured based on the excess of the carrying amount over the fair market value of the asset. The Company determines the fair value of its vessels based on management estimates and assumptions and by making use of available market data and taking into consideration third party valuations. The review of the carrying amounts in connection with the estimated recoverable amount for certain of the Company’s vessels as of December 31, 2012, 2011 and 2010 indicated an impairment charge (Note 5).

(i)Reporting Assets held for sale: It is the Company’s policy to dispose of vessels when suitable opportunities occur and not necessarily to keep them until the end of their useful life. Long-lived assets are classified as held for sale when all applicable criteria enumerated under ASC 360”Property, Plant, and Equipment” are met and are measured at the lower of their carrying amount or fair value less cost to sell. These assets are not depreciated once they meet the criteria to be held for sale. At December 31, 2012, there were no vessels held for sale. At December 31, 2011 the VLCC’s La Prudencia and La Madrina were classified as held for sale (Note 5).

(j)Accounting for Special Survey and Dry-docking Costs: The Company follows the deferral method of accounting for dry-docking and special survey costs whereby actual costs incurred are reported in Deferred Charges and are amortized on a straight-line basis over the period through the date the next dry-docking is scheduled to become due (approximately every five years during the first ten years of vessels’ life and every two and a half years within the following useful life of the vessels). Costs relating to routine repairs and maintenance are expensed as incurred. The unamortized portion of special survey and dry-docking costs for a vessel that is sold is included as part of the carrying amount of the vessel in determining the gain on sale of the vessel.

(k)Loan Costs: Costs incurred for obtaining new loans or refinancing existing loans are capitalized and included in deferred charges and amortized over the term of the respective loan, using the effective interest rate method. Any unamortized balance of costs relating to loans repaid or refinanced as debt extinguishments is expensed in the period the repayment or extinguishment is made.

(l)Accounting for Revenue and Expenses: Voyage revenues are generated from freight billings and time charter hire. Time charter revenue, including bare-boat hire, is recorded over the term of the charter as the service is provided. Revenues from voyage charters on the spot market or under contract of affreightment are recognized ratably from when a vessel becomes available for loading (discharge of the previous charterer’s cargo) to when the next charterer’s cargo is discharged, provided an agreed non-cancelable charter between the Company and the charterer is in existence, the charter rate is fixed or determinable and collectability is reasonably assured. Revenue under voyage charters will not be recognized until a charter has been agreed even if the vessel has discharged its previous cargo and is proceeding to an anticipated port of loading. Revenues from variable hire arrangements are recognized to the extent the variable amounts earned beyond an agreed fixed minimum hire are determinable at the reporting date and all other revenue recognition criteria are met. Revenue from hire arrangements with an escalation clause is recognized on a straight-line basis over the lease term unless another systematic and rational basis is more representative of the time pattern in which the vessel is employed. Vessel voyage and operating expenses and charter hire expense are expensed when incurred.

Unearned revenue represents cash received prior to the year end for which related service has not been provided, primarily relating to charter hire paid in advance to be earned over the applicable charter period. The operating revenues and voyage expenses of vessels operating under a tanker pool are pooled and are allocated to the pool participants on a time charter equivalent basis, according to an agreed formula Voyage revenues for 2012, 2011 and 2010, included revenues derived from significant charterers as follows (in percentages of total voyage revenues):

Charterer	2012	2011	2010
A	17%	14%	16%
B	14%	10%	10%

(m)Segment Reporting: The Company does not evaluate the operating results by type of vessel or by type of charter or by type of cargo. Although operating results may be identified by type of vessel, management, including the chief operating decision maker, reviews operating results primarily by revenue per day and operating results of the fleet. Thus the Company has determined that it operates in one reportable segment, the worldwide maritime transportation of crude and refined oil. In 2007, the Company acquired a liquefied natural gas (LNG) carrier. This is the only vessel of its kind that the Company currently operates and, as it does not meet the quantitative thresholds used to determine reportable segments, the LNG carrier segment is not a reportable segment. The Company’s vessels operate on many trade routes throughout the world and, therefore, the provision of geographic information is considered impracticable by management.

(n)Derivative Financial Instruments: The Company regularly enters into interest rate swap contracts to manage its exposure to fluctuations of interest rates associated with its specific borrowings. Also the Company enters into bunker swap contracts to manage its exposure to fluctuations of bunker prices associated with the consumption of bunkers by its vessels. Interest rate and bunker price differentials paid or received under these swap agreements are recognized as part of Interest and finance costs, net. All derivatives are recognized in the consolidated financial statements at their fair value. On the inception date of the derivative contract, the Company evaluates the derivative as an accounting hedge of the variability of cash flow to be paid of a forecasted transaction (“cash flow” hedge). Changes in the fair value of a derivative that is qualified, designated and highly effective as a cash flow hedge are recorded in other comprehensive income/ (loss) until earnings are affected by the forecasted transaction. Changes in the fair value of undesignated derivative instruments and the ineffective portion of designated derivative instruments are reported in earnings in the period in which those fair value changes occur. Realized gains or losses on early termination of undesignated derivative instruments are also classified in earnings in the period of termination of the respective derivative instrument.

The Company formally documents all relationships between hedging instruments and hedged items, as well as the risk-management objective and strategy for undertaking various hedge transactions. This process includes linking all derivatives that are designated as cash flow hedges of the variable cash flows of a forecasted transaction to a specific forecasted transaction. The Company also formally assesses, both at the hedge’s inception and on an ongoing basis, whether the derivatives that are used in hedging transactions are highly effective in offsetting changes in cash flow of hedged items. When it is determined that a derivative is not highly effective as a hedge or that it has ceased to be a highly effective hedge, the Company discontinues hedge accounting prospectively. In accordance with ASC 815 “Derivatives and Hedging”, the Company may prospectively discontinue the hedge accounting for an existing hedge if the applicable criteria are no longer met, the derivative instrument expires, is sold, terminated or exercised or if the Company removes the designation of the respective cash flow hedge. In those circumstances, the net gain or loss remains in accumulated other comprehensive income / (loss) and is reclassified into earnings in the same period or periods during which the hedged forecasted transaction affects earnings, unless the forecasted transaction is no longer probable in which case the net gain or loss is reclassified into earnings immediately.

(o) Fair Value Measurements:  The Company follows the provisions of ASC 820, "Fair Value Measurements and Disclosures" which defines, and provides guidance as to the measurement of fair value. ASC 820 applies when assets or liabilities in the financial statements are to be measured at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants (Note 15). Upon issuance on guidance of the fair value option, in 2007, the Company elected not to report the then existing financial assets or liabilities at fair value that were not already reported as such.

(p) Accounting for Leases: Leases of assets under which substantially all the risks and rewards of ownership are effectively retained by the lessor are classified as operating leases. Lease payments under an operating lease are recognized as an expense on a straight-line method over the lease term. The Company held no operating leases at December 31, 2012.

(q) Stock Based Compensation: The Company has a share based incentive plan that covers directors and officers of the Company and employees of the related companies discussed in Note 2. Awards granted are valued at fair value and compensation cost is recognized on a straight line basis, net of estimated forfeitures, over the requisite service period of each award. The fair value of restricted stock issued to crew members, directors and officers of the Company at the grant date is equal to the closing stock price on that date and is amortized over the applicable vesting period using the straight-line method. The fair value of restricted stock issued to non-employees is equal to the closing stock price at the grant date adjusted by the closing stock price at each reporting date and is amortized over the applicable performance period (Note 9).

(r)Marketable Securities: The Company has investments in marketable securities that have readily determinable fair values and are classified as available for sale. Such investments are measured subsequently at fair value in the statement of financial position. Unrealized holding gains and losses for available for sale securities are excluded from earnings and are reported in Accumulated other comprehensive income/(loss) until realized (Note 4).

(s)Recent Accounting Pronouncements: In February 2013, the FASB issued ASU 2013-02, “Comprehensive Income (Topic 220) - Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income”. The objective of this Update is to improve the reporting of reclassifications out of accumulated other comprehensive income. The amendments do not change the current requirements for reporting net income or other comprehensive income in financial statements. However, the amendments require an entity to provide information about the amounts reclassified out of accumulated other comprehensive income by component. In addition, an entity is required to present, either on the face of the statement where net income is presented or in the notes, significant amounts reclassified out of accumulated other comprehensive income by the respective line items of net income but only if the amount reclassified is required under U.S. GAAP to be reclassified to net income in its entirety in the same reporting period. For other amounts that are not required under U.S. GAAP to be reclassified in their entirety to net income, an entity is required to cross-reference to other disclosures required under U.S. GAAP that provide additional detail about those amounts. The amendments in this update are effective for reporting periods beginning after December 15, 2012. Earlier application is permitted. The provisions of this ASU are not expected to have a material impact on the Company's consolidated financial statements.

Transactions with Related Parties	12 Months Ended
Dec. 31, 2012
Transactions with Related Parties (Abstract)
Transactions with Related Parties

2.Transactions with Related Parties

The following amounts were charged by related parties for services rendered:

	2012	2011	2010
Tsakos Shipping and Trading S.A. (commissions)	5,304	5,461	6,276
Tsakos Energy Management Limited (management fees)	15,587	15,298	13,843
Tsakos Columbia Shipmanagement S.A.	1,280	1,237	634
Argosy Insurance Company Limited	9,701	9,933	9,361
AirMania Travel S.A.	3,661	2,129	437

Total expenses with related parties	35,533	34,058	30,551

Balances due from and to related parties are as follows:

	December 31,
Due from related parties	2012	2011
Tsakos Columbia Shipmanagement Ltd	1,561	1,641

Total due from related parties	1,561	1,641

Due to related parties
Tsakos Shipping and Trading S.A.	1,110	89
Tsakos Energy Management Limited	53	52
Argosy Insurance Company Limited	1,209	607
AirMania Travel S.A.	222	315

Total due to related parties	2,594	1,063

There is also, at December 31, 2012 an amount of $559 ($691 in 2011) due to Tsakos Shipping and Trading S.A. and $329 ($243 in 2011) due to Argosy Insurance Limited, included in Accrued liabilities which relates to services rendered by related parties not yet invoiced.

(a)Tsakos Energy Management Limited (the “Management Company”): The Holding Company has a Management Agreement (“Management Agreement”) with the Management Company, a Liberian corporation, to provide overall executive and commercial management of its affairs for a monthly fee. Per the Management Agreement of March 8, 2007, effective from January 1, 2008, there is a prorated adjustment if at the beginning of each year the Euro has appreciated by 10% or more against the U.S. Dollar since January 1, 2007. In addition, there is an increase each year by a percentage figure reflecting 12 month Euribor, if both parties agree. As a consequence, from January 1, 2010, monthly management fees for operating vessels were $24.0 per owned vessel and $17.7 for chartered in vessels or for owned vessels chartered out on a bare-boat basis. From July 1, 2010, the monthly management fees for operating vessels were increased to $27.0 per owned vessel except for the LNG carrier which bears a monthly fee of $32.0 of which $7.0 is paid to the Management Company and $25.0 to a third party manager. The monthly management fees for chartered-in vessels or for owned vessels chartered out on a bare-boat basis were increased to $20.0. Those fees applied until December 31, 2011. From January 1, 2012 monthly fees for operating vessels are $27.5, for vessels chartered out or on a bare-boat basis are $20.4 and from April 1, 2012 for the LNG carrier $35.0 of which $10.0 is paid to the Management Company and $25.0 to a third party manager.

In addition to the management fee, the Management Agreement provides for an incentive award to the Management Company, which is at the absolute discretion of the Holding Company’s Board of Directors. The incentive award program is based on the Company’s annual return on equity (“ROE”). In 2012 and 2011, there was no such award, whereas in 2010, there was a special award of $425. The awards are expensed and recognized in accrued liabilities in the accompanying Consolidated Financial Statements when applicable.

The Holding Company and the Management Company have certain officers and directors in common. The President, who is also the Chief Executive Officer and a Director of the Holding Company, is also the sole stockholder of the Management Company. The Management Company may unilaterally terminate its Management Agreement with the Holding Company at any time upon one year’s notice. In addition, if even one director was elected to the Holding Company’s Board of Directors without having been recommended by the existing board, the Management Company would have the right to terminate the Management Agreement on ten days notice, and the Holding Company would be obligated to pay the Management Company the present discounted value of all payments that would have otherwise been due under the main agreement up until June 30 of the tenth year following the date of the termination plus the average of the incentive awards previously paid to TEM multiplied by 10. As at December 31, 2012 such payment would be approximately $137,514 calculated in accordance with the terms of the Management Agreement. Under the terms of the Management Agreement between the Holding Company and the Management Company, the Holding Company may terminate the Management Agreement only under specific circumstances, without the prior approval of the Holding Company’s Board of Directors.

Estimated future management fees payable over the next ten years under the Management Agreement, exclusive of any incentive awards and based on existing vessels and known vessels as at December 31, 2012, scheduled for future delivery, are:

Year	Amount
2013	16,013
2014	16,120
2015	16,111
2016	16,080
2017 to 2022	88,440

152,764

Management fees for vessels are included in the accompanying Consolidated Statements of Operations. Also, under the terms of the Management Agreement, the Management Company provides supervisory services for the construction of new vessels for a monthly fee of $20.4 in 2012, $20.0 in 2011 and in the second half of 2010, and $17.7 per vessel in the first half of 2010. These fees in total amounted to $612, $588 and $620 for 2012, 2011 and 2010, respectively, and are either accounted for as part of construction costs for delivered vessels or are included in Advances for vessels under construction.

(b)Tsakos Columbia Shipmanagement S.A. (“TCM”): The Management Company appointed TCM to provide technical management to the Company’s vessels from July 1, 2010. TCM is owned jointly and in equal part by Tsakos family private interests and by a private German Group. TCM, at the consent of the Holding Company, may subcontract all or part of the technical management of any vessel to an alternative unrelated technical manager.

Effective July 1, 2010, the Management Company, at its own expense, pays technical management fees to TCM, and the Company bears and pays directly to TCM most of its operating expenses, including repairs and maintenance, provisioning and crewing of the Company’s vessels, as well as certain charges which are capitalized or deferred, including reimbursement of the costs of TCM personnel sent overseas to supervise repairs and perform inspections on Company vessels. The Company also pays to TCM certain fees to cover expenses relating to internal control procedures and information technology services which are borne by TCM on behalf of the Company.

(c)Tsakos Shipping and Trading S.A. (“Tsakos Shipping”): Until June 30, 2010 the Management Company had appointed Tsakos Shipping to provide technical management to the Company’s vessels. From July 1, 2010 such technical management is performed by TCM, while Tsakos Shipping continues to provide services to the Company’s vessels as described below. Certain members of the Tsakos family are involved in the decision-making processes of Tsakos Shipping and of the Management Company, and are also shareholders, and directors of the Holding Company. Tsakos Shipping provides chartering services for the Company’s vessels by communicating with third party brokers to solicit research and propose charters. For this service, the Company pays to Tsakos Shipping a chartering commission of approximately 1.25% on all freights, hires and demurrages. Such commissions are included in Commissions in the accompanying Consolidated Statements of Operations. Tsakos Shipping also provides sale and purchase of vessels brokerage service. For this service, Tsakos Shipping may charge brokerage commission. In 2012, 2011 and 2010 this commission was approximately 1% of the sale price of a vessel.

Tsakos Shipping may also charge a fee of $200 (or such other sum as may be agreed) on delivery of each new-building vessel in payment for the cost of design and supervision of the new-building by Tsakos Shipping. In 2011, $2,800 has been charged for fourteen vessels delivered between 2007 and September 2011. In 2012 no such fee has been charged as there were no vessel deliveries. This amount was added to the cost of the vessels concerned and is being amortized over the remaining life of the vessels. Up to June 30, 2010, the Management Company, at its own expenses, paid technical management fees to Tsakos Shipping, and the Company paid directly to Tsakos Shipping most of its operating expenses, including repairs and maintenance, provisioning and crewing of the Company’s vessels, as well as certain charges which are capitalized or deferred, including reimbursement of the costs of Tsakos Shipping personnel sent overseas to supervise repairs and perform inspections on Company vessels. Commissions due to Tsakos Shipping by the Company have been netted-off against amounts due from Tsakos Shipping for advances made, and the net amount is included in Due to related Companies.

(d)Other affiliated companies: In 2010, the Company acquired four panamax tankers from affiliated companies for $54,500 each (Note 5). The first two, which were delivered in July and August 2010, had attached time charters and the second pair delivered in November and October 2010, had attached pool employment arrangements at market rates. Both the time charters and pool employment arrangements were determined to be at fair market value (Note 15(c)); therefore, no intangible assets or liabilities were recognized upon assumption of these time charters.

Upon acquisition, the Company also assumed the then remaining unpaid balances of $86,024 related to the financing of two of the panamaxes. The assumed loans were determined to be at fair market value; therefore, no gain or loss was recognized upon assumption of the loans.

(e)Argosy Insurance Company Limited (“Argosy”): The Company places its hull and machinery insurance, increased value insurance and war risk and certain other insurance through Argosy, a captive insurance company affiliated with Tsakos Shipping.

(f)AirMania Travel S.A. (“AirMania”): Apart from third-party agents, the Company also uses an affiliated company, AirMania, for travel services.

Long-term Investments	12 Months Ended
Dec. 31, 2012
Long-term investments [Abstract]
Long-term investments

3.Long-term Investments

At December 31, 2012 and 2011, the Company held 125,000 common shares at a total cost of $1,000 in a private U.S. company which undertakes research into synthetic genomic processes which may have a beneficial environmental impact within the energy and maritime industries. Management has determined that there has been no impairment to the cost of this investment since its acquisition in 2007. A Director of the Company is a former officer and currently a shareholder and a consultant of this company. No income was received from this investment during 2012, 2011 and 2010.

Marketable Securities	12 Months Ended
Dec. 31, 2012
Marketable securities (Abstract)
Marketable securities

4.Marketable securities

In March 2011, the Company placed $2,500 in highly liquid, low risk marketable securities which are considered to be available-for-sale for reporting purposes. In December 2012, the Company sold $1,098 of these marketable securities realizing a gain of $95 which was reclassified from Accumulated other comprehensive income/(loss) to the Statement of Operations. The fair value of the remaining marketable securities as of December 31, 2012 was $1,664, and the change in fair value amounting to $133(positive) is included in Accumulated other comprehensive income/(loss).

Vessels	12 Months Ended
Dec. 31, 2012
Vessels (Abstract)
Vessels

5.Vessels

Acquisitions

In 2012, there were no vessel acquisitions. In 2011, there were two scheduled deliveries of the newly constructed suezmaxes Spyros K and Dimitris P at a total cost of $148,526 of which $66,643 was paid within 2011. In 2010, there were two scheduled deliveries of newly constructed vessels at a total cost of $128,539 of which $94,184 was paid in 2010. Also in 2010, the Company acquired four panamax tankers built in 2009 for a total cost of $218,013 (Note 2(d)).

Sales

In 2012 the Company sold the VLCC’s La Madrina and La Prudencia, classified as held for sale at December 31, 2011, for net proceeds of $40,219 in total, realizing a loss of $1,879. In 2011, the Company sold the aframax tanker Opal Queen, classified as held for sale at December 31, 2010 for net proceeds of $32,753 realizing a gain of $5,802 and the aframax tanker Vergina II for net proceeds of $9,702 realizing a loss of $801. The net capital gain of $5,001 is separately reflected in the accompanying 2011 Consolidated Statements of Operations. In 2010, the Company sold all five vessels classified as held for sale at December 31, 2009, the suezmax Decathlon, the aframax tankers Marathon and Parthenon and the panamax tankers Hesnes and Victory III for net proceeds $140,548 in total realizing a net capital gain of $19,670, reflected in the accompanying 2010 Consolidated Statements of Operations.

Charter hire expense

There was no charter hire expense in 2012 and 2011. In 2010, the suezmax Nordic Passat was chartered by the Company from March 2 to June 13, 2010. The total amount of hire charged during this period was $1,755. Another vessel was chartered from January 30, 2010 to February 9, 2010 at a total hire of $150.

Held for sale and impairment

In the latter part of 2012, events occurred and circumstances changed, which in the ensuing period indicated that the carrying amount of the VLCC tanker Millennium, built in 1998 was not fully recoverable. More specifically, market conditions led to a significant drop in VLCC tanker hire rates and the preference for younger vessels. Notice was received in March, 2013 that the bare-boat charterer on which the vessel was employed, was not to be extended as previously expected. Therefore the Company has evaluated Millennium by comparing the weighted estimated undiscounted cash flows to be generated by this vessel under various scenarios against its carrying value. Based on this evaluation the Company determined that the carrying value of Millenium was impaired. Consequently its carrying value of $42,153 has been written down to $28,586, based on a level 2 inputs of the fair value hierarchy, as determined by management taking into consideration valuations from independent marine valuers (Note 15(c)). The resulting impairment charge was $13,567 and is reflected in the accompanying 2012 Consolidated Statements of Operations. During 2011, the carrying values of the VLCC’s La Madrina and La Prudencia were written down resulting in a total impairment charge of $39,434. The fair value of these vessels as at December 31, 2011 was determined based on level 3 measurement of fair market value of the vessels as determined by management taking into consideration valuations from independent marine valuers, making use of other available market data relating to the vessel and similar vessels and management assumptions for the sale price of these vessels (Note 15(c)). Also at December 31, 2011, these vessels were classified as held for sale. During 2010, the carrying value of the aframax tanker Vergina II was written down resulting in an impairment charge of $3,077.

Deferred Charges	12 Months Ended
Dec. 31, 2012
Deferred Charges (Abstract)
Deferred Charges

6.Deferred Charges

Deferred charges, consist of dry-docking and special survey costs, net of accumulated amortization, amounted to $13,327 and $10,672 at December 31, 2012 and 2011, respectively, and loan fees, net of accumulated amortization, amounted to $4,641 and $4,036 and at December 31, 2012 and 2011, respectively. Amortization of deferred dry-docking costs is separately reflected in the accompanying Consolidated Statements of Operations, while amortization of loan fees is included in Interest and finance costs, net (Note 8).

Long-Term Debt	12 Months Ended
Dec. 31, 2012
Long Term Debt By Current And Non Current (Abstract)
Long-Term Debt

7.Long–Term Debt

Facility	2012	2011
(a) Credit facilities	939,514	1,030,798
(b) Term bank loans	502,913	484,865

Total	1,442,427	1,515,663
Less – current portion	(186,651)	(196,996)

Long-term portion	1,255,776	1,318,667

(a)Credit facilities

As at December 31, 2012, the Company had seven open reducing revolving credit facilities, all of which are reduced in semi-annual installments, and two open facilities which have both a reducing revolving credit component and a term bank loan component. At December 31, 2012 there is no available unused amount. The aggregate available unused amount under these facilities at December 31, 2011 was $28,358 and was drawn down on January 17, 2012. Interest is payable at a rate based on LIBOR plus a spread. At December 31, 2012, the interest rates on these facilities ranged from 0.81% to 5.19%.

(b)Term bank loans

Term loan balances outstanding at December 31, 2012 amounted to $502,913. In July and November 2012, the Company drew down two installments of $13,800 each on an eight year term loan of $73.6 million in total agreed in January 2012, relating to the pre and post delivery financing of its first DP2 shuttle tanker Rio 2016, delivered in March 2013. In August and December 2012, the Company drew down two installments of $13,800 each on an eight year term loan of $73.6 million in total agreed in May 2012, relating to the pre and post delivery financing of its second DP2 shuttle tanker Brasil 2014, delivered in late April 2013 (Note16). The term bank loans are payable in U.S. Dollars in semi-annual installments with balloon payments due at maturity between October 2016 and April 2022. Interest rates on the outstanding loans as at December 31, 2012 are based on LIBOR plus a spread. At December 31, 2012, the interest rates on these term bank loans ranged from 1.04% to 3.26%.

The weighted-average interest rates on the above executed loans for the applicable periods were:

Year ended December 31, 2012	1.87%
Year ended December 31, 2011	1.66%
Year ended December 31, 2010	1.62%

Loan movements for credit facilities and term loans throughout 2012:

Loan	Origination Date	Original Amount	Balance at January 1, 2012	New Loans	Repaid	Balance at December 31, 2012
Credit facility1	2005	250,000	68,484	—	33,629	34,855
Credit facility	2005	220,000	147,360	—	13,135	134,225
Credit facility	2006	275,000	136,915	—	11,823	125,092
Credit facility2	2004	179,384	94,553	28,358	10,555	112,356
Credit facility3	2005	220,000	100,950	—	8,400	92,550
Credit facility	2006	371,010	271,010	—	20,000	251,010
10-year term loan	2004	71,250	35,157	—	3,124	32,032
Credit facility	2006	70,000	48,125	—	12,500	35,625
Credit facility	2007	120,000	97,500	—	5,000	92,500
10-year term loan	2007	88,350	71,790	—	5,520	66,270
Credit facility	2007	82,000	65,900	—	4,600	61,300
10-year term loan	2009	38,600	31,281	—	2,235	29,046
8-year term loan	2009	40,000	34,672	—	4,272	30,400
12 year term loan	2009	40,000	36,250	—	2,500	33,750
10-year term loan	2010	39,000	35,100	—	2,600	32,500
7-year term loan	2010	70,000	65,360	—	4,640	60,720
10-year term loan	2010	43,924	40,706	—	3,218	37,489
9-year term loan	2010	42,100	39,500	—	2,600	36,900
10-year term loan	2011	48,000	46,400	—	3,200	43,200
9-year term loan	2011	48,650	48,650	—	3,243	45,407
8-year term loan	2012	73,600	—	27,600	—	27,600
8-year term loan	2011	73,600	—	27,600	—	27,600

Total			1,515,663	83,558	156,794	1,442,427

1 The Company sold one of its vessels (La Madrina) secured under this credit facility within 2012 and accordingly, prepaid an amount of $23,600 included in the repayments in the above table.

2 This credit facility includes a fixed interest rate portion amounting to $63,799 as at December 31, 2012 (Note 15(c)).

3 The Company sold one of its vessels (La Prudencia) secured under this credit facility within 2012 and accordingly, on January 31, 2013, prepaid an amount of $20,352 (Note 16).

The above revolving credit facilities and term bank loans are secured by first priority mortgages on all vessels, by assignments of earnings and insurances of the respectively mortgaged vessels, and by corporate guarantees of the relevant ship-owning subsidiaries.

The loan agreements include, among other covenants, covenants requiring the Company to obtain the lenders’ prior consent in order to incur or issue any financial indebtedness, additional borrowings, pay dividends in an amount more than 50% of cumulative net income (as defined in the related agreements), sell vessels and assets, and change the beneficial ownership or management of the vessels. Also, the covenants require the Company to maintain a minimum liquidity, not legally restricted, of $99,375 in 2012 and $92,188 in 2011, a minimum hull value in connection with the vessels’ outstanding loans, insurance coverage of the vessels against all customary risks and maintenance of operating bank accounts with minimum balances. As at December 31, 2012, the Company was in non-compliance with minimum value-to-loan ratios contained in certain of its debt agreements. These agreements include terms in case of non-compliance with minimum value-to-loan ratios according to which the Company may be required to prepay indebtedness in the form of cash or provide additional security. Effective December 31, 2012 and for a period up to, and including, June 30, 2014 the majority of the Company’s lenders waived their right resulting from the aforementioned non-compliance of the value-to-loan covenant.

Following the conclusion of the waivers, an amount of $24,303 was reclassified within current liabilities representing the amount that the Company would be required to pay to satisfy the remaining loan-to-value ratio shortfall contained in loan agreements with a total outstanding debt as of December 31, 2012 of $335,604, in the event the lenders were to request such additional security in the form of cash payment. .

As of December 31, 2012 the Company was not in compliance with the leverage ratio required by its loans. In this respect, the Company entered into amendatory agreements with its lenders which waive the non-compliance of the leverage ratio covenant referred to above by increasing the relevant ratio for the period from December 31, 2012 through July 1, 2014 from 70% to 80%, establishing in this respect compliance as at December 31, 2012. Following these amendatory agreements and because management concluded that it is not probable that the amended ratio will fail to be met at any next measurement dates within the following 12 months, the debt was not classified as current in the 2012 consolidated balance sheet in accordance with ASC 470-10.

For one of its loan agreements under which an amount of $34,855 was outstanding at December 31, 2012, on February 28, 2013 the Company entered into an amendatory agreement with the lenders which waives the non-compliance of the leverage ratio covenant and the Security Cover ratio for a period from December 11, 2012 through September 6, 2013, re-establishing compliance as of the balance sheet date. According to this agreement the Company made a prepayment of $5,050 on February 28, 2013 against the balloon installment due in September 2013 and agreed increased interest rate margins during the waiver period and remaining term of the loan.

As of December 31, 2011, a subsidiary, in which the Company has a 51% interest, was not in compliance with the leverage ratio required by its loan, under which the amount of $48,125 was outstanding as of that date. In this respect, on April 16, 2012, the subsidiary entered into an amendatory agreement with the lenders which waives the non-compliance of the leverage ratio covenant referred to above for the period from December 31, 2011 through December 31, 2012. This agreement required the subsidiary to make a prepayment in 2012 in the amount of $8,125 on the loan (classified in current liabilities at December 31, 2011) against the balloon installment due in 2016 and pay increased interest rate margins during the waiver period and remaining term of the loan. On April 8, 2013 the waiver period was extended to June 30, 2014 (inclusive).

The Company’s liquidity requirements relate primarily to servicing its debt, funding the equity portion of investments in vessels and funding expected capital expenditure on dry-dockings and working capital. As of December 31, 2012, Company’s working capital (non-restricted net current assets), amounted to a deficit of $51.1 million. Net cash flow generated from operations is the Company’s main source of liquidity whereas other management alternatives to ensure service of Company’s commitments include but are not limited to the issuance of additional equity, re-negotiation of new-building commitments, utilization of suitable opportunities for asset sales etc. Management believes, such alternatives along with current available cash holdings and cash expected to be generated from the operation of vessels, will be sufficient to meet the Company’s liquidity and working capital needs for a reasonable period of time.

The annual principal payments required to be made after December 31, 2012, excluding hull cover ratio shortfall of $24,303 discussed above, are as follows:

Year	Amount
2013	162,348
2014	121,583
2015	182,157
2016	268,627
2017	179,916
2018 and thereafter	527,796

1,442,427

Interest and Finance Costs, net	12 Months Ended
Dec. 31, 2012
Interest and Finance Costs, net (Abstract)
Interest and Finance Costs, net

8.Interest and Finance Costs, net

	2012	2011	2010
Interest expense	49,701	51,720	53,051
Less: Interest capitalized	(1,758)	(2,532)	(2,520)

Interest expense, net	47,943	49,188	50,531
Interest swap cash settlements non-hedging	8,043	8,977	7,224
Bunkers swap cash settlements	(2,433)	(6,382)	(2,926)
Amortization of loan fees	946	995	1,138
Bank charges	243	277	359
Amortization of deferred loss on termination of financial instruments	2,173	2,020	2,113
Change in fair value of non-hedging financial instruments	(5,339)	(1,504)	3,844

Net total	51,576	53,571	62,283

At December 31, 2012, the Company was committed to six floating-to-fixed interest rate swaps with major financial institutions covering notional amounts aggregating to $362,331 maturing from October 2013 through May 2018, on which it pays fixed rates averaging 4.07% and receives floating rates based on the six-month London interbank offered rate (“LIBOR”) (Note 15).

At December 31, 2012, the Company held four of the six interest rate swap agreements, designated and qualifying as cash flow hedges, in order to hedge its exposure to interest rate fluctuations associated with its debt covering notional amounts aggregating to $216,893.

The fair value of such financial instruments as of December 31, 2012 and 2011 in aggregate amounted to $11,295 (negative) and $28,835 (negative), respectively. The estimated net amount of cash flow hedge losses at December 31, 2012 that is estimated to be reclassified into earnings within the next twelve months is $6,742.

At December 31, 2012 and 2011, the Company held two and three interest rate swaps respectively that did not meet hedge accounting criteria. As such, the changes in their fair values during 2012 and 2011 have been included in change in fair value of non-hedging financial instruments in the table above, and amounted to $6,989 (positive) and $3,626 (positive), respectively. In March 2010, one of these swaps that previously met hedge accounting criteria was de-designated as a hedging swap and the remaining loss included in Accumulated other comprehensive income/(loss), and for which the associated future cash flows are deemed probable of occurring ($1,031 at December 31, 2012), is being amortized to income over the term of the original hedge provided that the variable-rate interest obligations continue. The amount of such loss amortized during 2012 and 2011 was $1,475 and $1,514, respectively and for the next year up to December 31, 2013; amortization is expected to be $877. In addition, in December 2012 and June 2011, two vessels financed by the loan previously hedged by the de-designated swap, was sold and the loss within Accumulated other comprehensive income/(loss) of $698 in 2012 and $506 in 2011 that was considered to be directly associated with future cash flows, which were not probable of occurring was immediately reclassified to income. In 2010 an aggregate loss of $808 due to the de-designation of the swap in March 2010 and a sale of a second vessel in July 2010, was reclassified to income for the same reasons.

At December 31, 2012 and 2011, the Company had two and three bunker swap agreements, respectively, in order to hedge its exposure to bunker price fluctuations associated with the consumption of bunkers by its vessels. During 2011, the Company entered into one bunker swap agreement and disposed it of prior to maturity resulting in a realized gain of $115 which is included in Bunker swap cash settlements in the table above. The fair value of these financial instruments as of December 31, 2012 and 2011 was $105 (positive) and $1,755 (positive), respectively and the changes in their fair values during 2012 and 2011 amounting to $1,650 (negative) and $2,122 (negative) respectively have been included in Change in fair value of non-hedging financial instruments in the table above, as such agreements do not meet the hedging criteria.

Stockholders' Equity	12 Months Ended
Dec. 31, 2012
Stockholders' Equity (Abstract)
Stockholders' Equity

9.Stockholders’ Equity

The Company has a shareholder rights plan that authorizes to existing shareholders substantial preferred share rights and additional common shares if any third party acquires 15% or more of the outstanding common shares or announces its intent to commence a tender offer for at least 15% of the common shares, in each case, in a transaction that the Board of Directors has not approved.

On April 18, 2012, the Company completed an offering of 10 million common shares at a price of $6.50 per share. The net proceeds from the sale of these common shares in this offering, after deducting underwriting discounts and expenses relating to the offering was $62,329.

On August 11, 2011, the Company announced the authorization of a new share buy-back program allocating up to $20,000 for purchases in the open market and in other transactions. The program replaces all open prior programs. There were no repurchases of common shares under this program during 2012 and 2011.

On December 4, 2009, the Company entered into a distribution agency agreement with a Bank for the offer and sale of up to three million of common shares. In accordance with the terms of the distribution agency agreement, the shares may be offered and sold at any time and from time to time through the sales agent by means of ordinary brokers’ transactions on the New York Stock Exchange at market prices prevailing at the time of sale or as otherwise agreed with the Bank. Under this program, during 2010, the Company sold all of its 754,706 treasury shares remaining at December 31, 2009 for net proceeds of $12,671 before the issuance and sale of 445,127 new shares for net proceeds of $7,042. No further sales of shares under this program were made after May 3, 2010 and the program was formally closed by the Company on October 5, 2010.

On October 26, 2010, the Company commenced a public offering of its common shares through an appointed underwriter and sold 6,726,457 shares at $11.15 per share. A further 896,861 shares were sold to Tsakos private interests at $11.30 per share. The offering formally closed on November 1, 2010. The net amount raised was $84,696.

In 2004, the shareholders approved a share-based incentive plan providing for the granting of up to 1,000,000 of stock options or other share-based awards to directors and officers of the Company, crew members and to employees of the related companies (the “2004 Plan”). As at December 31, 2012, all the restricted share units (RSUs) of the 2004 plan had been issued and vested.

On May 31, 2012 the shareholders approved a new share-based incentive plan providing for the granting of up to 1,000,000 of stock options or other share-based awards to directors and officers of the Company, crew members and to employees of the related companies (the “2012 plan”).

Movements under both plans are as follows:

	Number	Number	Number	Balance of	Weighted-
	of	of	of	Non-	Average
	RSUs	RSUs	RSUs	Vested	Grant –
	Granted	Forfeited	Vested	RSUs	Date Fair
					Value per
2004 plan					share
December 31, 2010	872,450	(19,400)	(653,300)	199,750	$12.37
Granted June 30, 2011	12,000		12,000		$9.36
Vested during 2011		(127,250)	(127,250)		$12.20
December 31, 2011	884,450	(19,400)	(780,550)	84,500	$ 12.34
Vested during 2012	—	—	(84,500)	(84,500)	$ 12.34
Granted and vested December 31, 2012	115,550	—	(115,550)	—	$ 3.75
Forfeited shares re-issued and vested December 31, 2012	—	19,400	(19,400)	—	$ 3.75

Balance of the 2004 plan December 31, 2012	1,000,000	—	(1,000,000)	—	—

2012 plan
Granted and vested December 31, 2012 from 2012 plan	15,050	—	(15,050)	—	$ 3.75

During 2012, 2011 and 2010, 234,500, 127,250 and 341,650 RSUs vested respectively. On December 31, 2012 150,000 RSUs were granted and vested immediately, consisting of the 115,550 outstanding balance of the 2004 plan, 19,400 RSUs which were forfeited from the 2004 plan and re-issued and 15,050 RSUs from the 2012 plan.

On June 30, 2011 12,000 RSUs were issued, vesting on June 30, 2012. The number of RSUs granted and outstanding as at December 31, 2011 and 2010 was 84,500 and 199,750, respectively. At the date of the awards the weighted average fair market value of the Company’s stock granted was $3.75 (2012), $9.36 (2011) and $13.06 (2010). The total fair value of shares vested during the years ended December 31, 2012, 2011 and 2010 were $974, $987 and $3,687, respectively.

Total compensation expense recognized in 2012 amounted to $730 consisting of $354 for employees and $376 for non employees. Total compensation expenses recognized in 2011 amounted to $820 consisting of $624 for employees and $196 for non employees. In 2010 total compensation expense amounted to $1,068 consisting of $1,024 for employees and $44 for non-employees. As at December 31, 2012 all granted RSUs were vested and the compensation expense recognized. As at December 31, 2011, the total compensation cost related to the non-vested RSUs for both employees and non-employees not yet recognized is $153 ($1,148 at December 31, 2010).

Accumulated other comprehensive loss	12 Months Ended
Dec. 31, 2012
Accumulated other comprehensive loss (Abstract)
Accumulated other comprehensive loss

10.Accumulated other comprehensive income/(loss)

In 2012, Accumulated other comprehensive income/(loss) decreased with unrealized gains from hedging financial instruments of $20,169 ($17,265 in 2011 and $5,402 in 2010) of which $17,996 ($15,245 in 2011 and $3,289 in 2010) related to unrealized gains on interest rate swaps, and $2,173 ($2,020 in 2011 and $2,113 in 2010) related to amortization of deferred loss on de-designated financial instruments. During 2012, unrealized gains on marketable securities was $228 ($34 in 2011), of which $95 was realized and reclassified into earnings following the sale of some of the respective securities.

Earnings per Common Share	12 Months Ended
Dec. 31, 2012
Earnings per Common Share (Abstract)
Earnings per Common Share

11.Earnings per Common Share

The computation of basic earnings per share is based on the weighted average number of common shares outstanding during the year. The computation of diluted earnings per share assumes the foregoing and the exercise of all RSUs (Note 9) using the treasury stock method.

	2012	2011	2010
Net (loss)/ income available to common stockholders	$(49,263)	$(89,496)	$19,768

Weighted average common shares outstanding	53,301,039	46,118,534	39,235,601
Dilutive effect of RSUs	—	—	366,077

Weighted average common shares – diluted	53,301,039	46,118,534	39,601,678

Basic (loss)/earnings per common share	$(0.92)	$(1.94)	$0.50
Diluted (loss)/earnings per common share	$(0.92)	$(1.94)	$0.50

For 2012 and 2011, the RSU’s are considered anti-dilutive due to the loss from continuing operations which have resulted in their exclusion from the computation of diluted earnings per common share. For 2010, there were no RSUs considered anti-dilutive; therefore, they are included in the computation of diluted earnings per common share.

Noncontrolling Interest In Subsidiary	12 Months Ended
Dec. 31, 2012
Noncontrolling Interest in Subsidiary (Abstract)
Noncontrolling Interest in Subsidiary

12.Noncontrolling Interest in Subsidiary

In August 2006, the Company signed an agreement with Polaris Oil Shipping Inc. (Polaris), an affiliate of one of our major charterers, Flota Petrolera Ecuatoriana (Flopec), following which Polaris acquired 49% of Mare Success S.A., a previously wholly-owned subsidiary of the Holding Company. Mare Success S.A. is the holding-company of two Panamanian registered companies which own respectively the vessels Maya and Inca. The agreement became effective on November 30, 2006. Mare Success S.A. is fully consolidated in the accompanying financial statements. Polaris is deemed to have a significant influence on Mare Success S.A. and as such, is a related party of the Company. There have been no transactions between Polaris and the Company since the incorporation of Mare Success S.A., whereas approximately 9.5% of our 2012 revenue was generated by Flopec.

Income Taxes	12 Months Ended
Dec. 31, 2012
Income Taxes (Abstract)
Income Taxes

13.Income Taxes

Under the laws of the countries of the Company’ incorporation and/or vessels’ registration, the companies are subject to registration and tonnage taxes, which have been included in the Vessel operating expenses. However, the Company is not expected to be subject to United Stated Federal income tax on their gross income from the international operations of ships. In general, foreign persons operating ships to and from the United States are subject to United States Federal income tax of 4% of their United States source gross transportation income, which equals 50% of their gross income from transportation to or from the United States. The Company believes that it is exempt from United States Federal income tax on its United States source gross transportation income, as each vessel-operating subsidiary is organized in a foreign country that grants an equivalent exemption to corporations organized in the United States, and derives income from the international operation of ships and satisfies the stock ownership test as defined by the Internal Revenue Code and related regulations as a result of the Company’s stock being primarily and regularly traded on an established securities market in the United States. Under the regulations, a Company’s stock is considered to be regularly traded on an established securities market if (i) one or more classes of its stock representing 50% or more of its outstanding shares, by voting power and value, is listed on the market and is traded on the market, other than in minimal quantities, on at least 60 days during the taxable year; and (ii) the aggregate number of shares of stock traded during the taxable year is at least 10% of the average number of shares of the stock outstanding during the taxable year. Other requirements such as the substantiation and reporting requirements under the regulations also must be satisfied to qualify for the exemption from United States Federal income tax.

Commitments and Contingencies	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies (Abstract)
Commitments and Contingencies

14.Commitments and Contingencies

As at December 31, 2012, the Company had under construction three DP2 suezmax shuttle tankers and one LNG carrier. The total contracted amount remaining to be paid for the four vessels under construction, plus the extra costs agreed as at December 31, 2012 was $371,786. Scheduled remaining payments as of December 31, 2012 were $168,715 payable in 2013, $47,360 in 2014 and $155,711 in 2015.

In the ordinary course of the shipping business, various claims and losses may arise from disputes with charterers, agents and other suppliers relating to the operations of the Company’s vessels. Management believes that all such matters are either adequately covered by insurance or are not expected to have a material adverse effect on the Company’s results from operations or financial condition.

Charters-out

The future minimum revenues, before reduction for brokerage commissions, expected to be recognized on non-cancelable time charters are as follows:

Year	Amount
2013	201,392
2014	134,058
2015	93,663
2016 to 2028	558,639

Minimum charter payments	987,752

These amounts do not assume any off-hire.

On December 9, 2010, the Company signed two charter-party agreements with the same charterer, each for the charter of a DP 2 suezmax shuttle tanker for a period of fifteen years to commence on delivery of the vessels, delivered in the first and second quarter of 2013 respectively (Note 16). Revenues of $529 million to be generated by these vessels have been included in the above table.

Financial Instruments	12 Months Ended
Dec. 31, 2012
Financial Instruments (Abstract)
Financial Instruments

15.Financial Instruments

(a) Interest rate risk: The Company’s interest rates and loan repayment terms are described in Notes 7 and 8.

(b) Concentration of credit risk: Financial Instruments consist principally of cash, trade accounts receivable, marketable securities, investments and derivatives. The Company places its temporary cash investments, consisting mostly of deposits, primarily with high credit qualified financial institutions. The Company performs periodic evaluations of the relative credit standing of those financial institutions that are considered in the Company’s investment strategy. The Company limits its credit risk with accounts receivable by performing ongoing credit evaluations of its customers’ financial condition and generally does not require collateral for its accounts receivable and does not have any agreements to mitigate credit risk.

The Company limits the exposure of non-performance by counterparties to derivative instruments by diversifying among counterparties with high credit ratings, and performing periodic evaluations of the relative credit standing of the counterparties.

(c) Fair value: The carrying amounts reflected in the accompanying Consolidated Balance Sheet of financial assets and accounts payable approximate their respective fair values due to the short maturity of these instruments. The fair value of time charters and pool arrangements attached to vessels acquired in 2010 (Note 2(d)) equaled their market value; therefore, no intangible assets or liabilities were recognized upon acquisition of the time charters and pool arrangements. The fair value of long-term bank loans with variable interest rates approximate the recorded values, generally due to their variable interest rates. The present value of the future cash flows of the portion of one long-term bank loan with a fixed interest rate is estimated to be approximately $62,480 as compared to its carrying amount of $63,799 (Note 7). The fair value of the investment discussed in Note 3 equates to the amount that would be received by the Company in the event of sale of that investment.

The fair values of the one long-term bank loan with a fixed interest rate, the interest rate swap agreements, bunker swap agreements discussed in Note 8 above and marketable securities discussed in note 4 above are determined through Level 2 of the fair value hierarchy as defined in FASB guidance for Fair Value Measurements and are derived principally from or corroborated by observable market data, interest rates, yield curves and other items that allow value to be determined.

The fair value of the impaired vessel Millenium discussed in Note 5 as at December 31, 2012 was determined through Level 2 of the fair value hierarchy, as defined in FASB guidance for Fair Value Measurements and was determined by management taking into consideration valuations from independent marine valuers based on observable data such as sale of comparable assets. The fair value of vessels held for sale as at December 31, 2011 was determined based on level 3 measurement of fair market value of the vessels as determined by management taking into consideration valuations from independent marine valuers, making use of other available market data relating to the vessel and similar vessels and management assumptions for the sale price of these vessels.

The estimated fair values of the Company’s financial instruments, other than derivatives at December 31, 2012 and 2011 are as follows:

	2012		2011
	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Financial assets/(liabilities)
Cash and cash equivalents	144,297	144,297	175,708	175,708
Restricted cash	16,192	16,192	5,984	5,984
Marketable securities	1,664	1,664	2,534	2,534
Investments	1,000	1,000	1,000	1,000
Debt	1,442,427	1,441,108	1,515,663	1,512,651

Tabular Disclosure of Derivatives Location

Derivatives are recorded in the balance sheet on a net basis by counterparty when a legal right of setoff exists. The following tables present information with respect to the fair values of derivatives reflected in the balance sheet on a gross basis by transaction. The tables also present information with respect to gains and losses on derivative positions reflected in the Statement of Operations or in the balance sheet, as a component of Accumulated other comprehensive income/(loss).

		Asset Derivatives		Liability Derivatives
		December 31, 2012	December 31, 2011	December 31, 2012	December 31, 2011
Derivative	Balance Sheet Location	Fair Value	Fair Value	Fair Value	Fair Value
Derivatives designated as hedging instruments

Interest rate swaps	Current portion of financial instruments—Fair value	—	—	6,824	20,421

	FINANCIAL INSTRUMENTS—FAIR VALUE, net of current portion	—	—	4,471	8,414

Subtotal		—	—	11,295	28,835

		Asset Derivatives		Liability Derivatives
		December 31, 2012	December 31, 2011	December 31, 2012	December 31, 2011
Derivative	Balance Sheet Location	Fair Value	Fair Value	Fair Value	Fair Value

Derivatives not designated as hedging instruments

Interest rate swaps	Current portion of financial instruments—Fair value	—	—	6,314	8,807

	FINANCIAL INSTRUMENTS—FAIR VALUE, net of current portion	—	—	4,890	9,386

Bunker swaps	Current portion of financial instruments—Fair value	60	1,755	—	—

	FINANCIAL INSTRUMENTS—FAIR VALUE, net of current portion	45	—	—	—

Subtotal		105	1,755	11,204	18,193

Total derivatives		105	1,755	22,499	47,028

Derivatives designated as Hedging Instruments-Net effect on the Statement of Comprehensive Income/(loss) and Statement of Operations

	Gain (Loss) Recognized in Accumulated Other Comprehensive Loss on Derivative (Effective Portion)
Derivative		Amount
		2012	2011	2010
Interest rate swaps		(2,964)	(9,624)	(25,236)

Total		(2,964)	(9,624)	(25,236)

	Gain (Loss) Reclassified from Accumulated Other Comprehensive Loss into Income (Effective Portion) Location
Derivative		Amount
		2012	2011	2010
Interest rate swaps	Depreciation expense	(122)	(117)	(42)
Interest rate swaps	Interest and finance costs, net	(23,010)	(26,772)	(29,424)

Total		(23,132)	(26,889)	(29,466)

	Gain (Loss) Recognized in Income on Derivative (Ineffective Portion) Location
Derivative		Amount
		2012	2011	2010
Interest rate swaps	Interest and finance costs, net	—	—	(143)

Total		—	—	(143)

The accumulated loss from Derivatives designated as Hedging instruments recognized in Accumulated Other comprehensive Income/(Loss) as of December 31, 2012 and 2011 was$14,895 and $35,064 respectively.

Derivatives not designated as Hedging Instruments – Net effect on the Statement of Operations

Derivative	Net Realized and Unrealized Gain (Loss) Recognized on Statement of Operations Location	Amount
		2012	2011	2010
Interest rate swaps	Interest and finance costs, net	(1,054)	(5,352)	(8,356)
Bunker swaps	Interest and finance costs, net	783	4,260	356

Total		(271)	(1,092)	(8,000)

The following tables summarize the fair values for assets and liabilities measured on a recurring basis as of December 31, 2012 and 2011 using Level 2 inputs (significant other observable inputs):

Recurring measurements:	December 31, 2012	December 31, 2011
Interest rate swaps	(22,499)	(47,028)
Marketable Securities	1,664	2,534
Bunker swaps	105	1,755

	(20,730)	(42,739)

The following tables present the fair values of items measured at fair value on a nonrecurring basis for the years ended December 31, 2012 and 2011, using Level 2 inputs and Level 3 inputs, respectively (Note 5).

Nonrecurring basis	December 31, 2012 Significant Other Observable Inputs Assets/ (Liabilities) (Level 2)	December 31, 2011 Unobservable Inputs Assets/ (Liabilities) (Level 3)
Vessels	$28,586	$43,674

	$28,586	$43,674

Subsequent Events	12 Months Ended
Dec. 31, 2012
Subsequent Events (Abstract)
Subsequent Events

16.Subsequent Events

On January 31, 2013 the Company prepaid an amount of $20,352 relating to a credit facility following the sale of one of the vessels secured under this facility in December 2012.

On March 6, 2013 the Company drew down $46,000 from an existing loan facility for the financing of the its first DP2 suezmax shuttle tanker Rio 2016 which was delivered on March 11, 2013

During the first quarter of 2013 the first installment of $4,500 was paid for the construction of one DP2 suezmax shuttle tanker currently under renegotiation. In addition, on April 4, 2013 an amount of $10,480 was paid for the LNG carrier under construction.

On April 22, 2013 the Company drew down $46,000 from an existing loan facility for the financing of the its second DP2 suezmax shuttle tanker Brasil 2014 which was delivered to the Company on April 23, 2013

In April 2013, the Company received waivers in respect of loan covenants as described in Note 7.

On April 19, 2013 the Company’s Board of Directors declared a quarterly dividend of $0.05 per share of common stock outstanding to be paid on June 05, 2013 to shareholders of record as of May 30, 2013.

Significant Accounting Policies (Policy)	12 Months Ended
Dec. 31, 2012
Significant Accounting Policies (Abstract)
Basis of presentation and description of business

(a)Basis of presentation and description of business: The accompanying consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and include the accounts of Tsakos Energy Navigation Limited (the “Holding Company”), and its wholly-owned and majority-owned subsidiaries (collectively, the “Company”). As at December 31, 2012, 2011 and 2010, the Holding Company consolidated two variable interest entities (“VIE”) for which it is deemed to be the primary beneficiary, i.e. it has a controlling financial interest in those entities. A VIE is an entity that in general does not have equity investors with voting rights or that has equity investors that do not provide sufficient financial resources for the entity to support its activities. A controlling financial interest in a VIE is present when a company has the power to direct the activities of a VIE that most significantly impact the entity’s economic performance and absorbs a majority of an entity’s expected losses, receives a majority of an entity’s expected residual returns, or both.

All intercompany balances and transactions have been eliminated upon consolidation.

The Company follows the provisions of Accounting Standard Codification (ASC) 220, "Comprehensive Income", which requires separate presentation of certain transactions, which are recorded directly as components of stockholders' equity. The Company presents Other Comprehensive Income / (Loss) in a separate statement according to ASU 2011-05.

The Company owns and operates a fleet of crude and product oil carriers and one LNG carrier providing worldwide marine transportation services under long, medium or short-term charters.

Use of Estimates

(b)Use of Estimates: The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts of assets and liabilities and expenses reported in the consolidated financial statements and the accompanying notes. Actual results could differ from those estimates.

Foreign Currency Translation

(c)Foreign Currency Translation: The functional currency of the Company is the U.S. Dollar because the Company’s vessels operate in international shipping markets in which the U.S. Dollar is utilized to transact most business. The accounting books of the Company are also maintained in U.S. Dollars. Transactions involving other currencies during the year are converted into U.S. Dollars using the exchange rates in effect at the time of the transactions. At the balance sheet dates, monetary assets and liabilities, which are denominated in other currencies, are translated into U.S. Dollars at the year-end exchange rates. Resulting gains or losses are separately reflected in the accompanying Consolidated Statements of Operations.

Cash and Cash Equivalents

(d)Cash and Cash Equivalents: The Company classifies highly liquid investments such as time deposits and certificates of deposit with original maturities of three months or less as cash and cash equivalents. Cash deposits with certain banks that may only be used for special purposes (including loan repayments) are classified as Restricted cash.

Trade Accounts Receivable,Net

(e)Trade Accounts Receivable, Net: Trade accounts receivable, net at each balance sheet date includes estimated recoveries from charterers for hire, freight and demurrage billings and revenue earned but not yet billed, net of an allowance for doubtful accounts (nil as of December 31, 2012 and 2011). The Company’s management at each balance sheet date reviews all outstanding invoices and provides allowances for receivables deemed uncollectible primarily based on the ageing of such balances and any amounts in dispute.

Inventories

(f)Inventories: Inventories consist of bunkers, lubricants, victualling and stores and are stated at the lower of cost or market value. The cost is determined primarily by the first-in, first-out method

Fixed Assets

(g)Fixed Assets: Fixed assets consist of vessels. Vessels are stated at cost, less accumulated depreciation. The cost of vessels includes the contract price and pre-delivery costs incurred during the construction of new buildings, including capitalized interest, and expenses incurred upon acquisition of second-hand vessels. Subsequent expenditures for conversions and major improvements are capitalized when they appreciably extend the life, increase the earning capacity or improve the efficiency or safety of the vessels; otherwise they are charged to expense as incurred. Expenditures for routine repairs and maintenance are expensed as incurred.

Depreciation is provided on the straight-line method based on the estimated remaining economic useful lives of the vessels, less an estimated residual value based on a scrap price. Effective October 1, 2012 and following management’s reassessment of the residual value of the vessels, the estimated scrap value per light weight ton (LWT) was increased to $0.39 from $0.30. Management’s estimate was based on the average demolition prices prevailing in the market during the last ten years for which historical data were available. The effect of this change in accounting estimate, which did not require retrospective application as per ASC 250 “Accounting Changes and Error Corrections” was to decrease net loss for the year ended December 31, 2012 by $929 or $0.02 per weighted average number of share, both basic and diluted. The decrease in annual depreciation expense is expected at approximately $3.8 million per annum based on the Company’s existing fleet Economic useful lives are estimated at 25 years for crude and product oil carriers and 40 years for the LNG carrier from the date of original delivery from the shipyard.

Impairment of Vessels

(h)Impairment of Vessels: The Company reviews vessels for impairment whenever events or changes in circumstances indicate that the carrying amount of a vessel may not be recoverable, such as during severe disruptions in global economic and market conditions. When such indicators are present, a vessel to be held and used is tested for recoverability by comparing the estimate of future undiscounted net operating cash flows expected to be generated by the use of the vessel over its remaining useful life and its eventual disposition to its carrying amount. Net operating cash flows are determined by applying various assumptions regarding the use or possible disposition of each vessel future revenues net of commissions, operating expenses, scheduled dry-dockings, expected off-hire and scrap values, and taking into account historical revenue data and published forecasts on future world economic growth and inflation. Should the carrying value of the vessel exceed its estimated future undiscounted net operating cash flows, impairment is measured based on the excess of the carrying amount over the fair market value of the asset. The Company determines the fair value of its vessels based on management estimates and assumptions and by making use of available market data and taking into consideration third party valuations. The review of the carrying amounts in connection with the estimated recoverable amount for certain of the Company’s vessels as of December 31, 2012, 2011 and 2010 indicated an impairment charge (Note 5).

Reporting Assets held for sale

(i)Reporting Assets held for sale: It is the Company’s policy to dispose of vessels when suitable opportunities occur and not necessarily to keep them until the end of their useful life. Long-lived assets are classified as held for sale when all applicable criteria enumerated under ASC 360”Property, Plant, and Equipment” are met and are measured at the lower of their carrying amount or fair value less cost to sell. These assets are not depreciated once they meet the criteria to be held for sale. At December 31, 2012, there were no vessels held for sale. At December 31, 2011 the VLCC’s La Prudencia and La Madrina were classified as held for sale (Note 5).

Accounting for Special Survey and Dry-docking Costs

(j)Accounting for Special Survey and Dry-docking Costs: The Company follows the deferral method of accounting for dry-docking and special survey costs whereby actual costs incurred are reported in Deferred Charges and are amortized on a straight-line basis over the period through the date the next dry-docking is scheduled to become due (approximately every five years during the first ten years of vessels’ life and every two and a half years within the following useful life of the vessels). Costs relating to routine repairs and maintenance are expensed as incurred. The unamortized portion of special survey and dry-docking costs for a vessel that is sold is included as part of the carrying amount of the vessel in determining the gain on sale of the vessel.

Loan Costs

(k)Loan Costs: Costs incurred for obtaining new loans or refinancing existing loans are capitalized and included in deferred charges and amortized over the term of the respective loan, using the effective interest rate method. Any unamortized balance of costs relating to loans repaid or refinanced as debt extinguishments is expensed in the period the repayment or extinguishment is made.

Accounting for Revenue and Expenses

(l)Accounting for Revenue and Expenses: Voyage revenues are generated from freight billings and time charter hire. Time charter revenue, including bare-boat hire, is recorded over the term of the charter as the service is provided. Revenues from voyage charters on the spot market or under contract of affreightment are recognized ratably from when a vessel becomes available for loading (discharge of the previous charterer’s cargo) to when the next charterer’s cargo is discharged, provided an agreed non-cancelable charter between the Company and the charterer is in existence, the charter rate is fixed or determinable and collectability is reasonably assured. Revenue under voyage charters will not be recognized until a charter has been agreed even if the vessel has discharged its previous cargo and is proceeding to an anticipated port of loading. Revenues from variable hire arrangements are recognized to the extent the variable amounts earned beyond an agreed fixed minimum hire are determinable at the reporting date and all other revenue recognition criteria are met. Revenue from hire arrangements with an escalation clause is recognized on a straight-line basis over the lease term unless another systematic and rational basis is more representative of the time pattern in which the vessel is employed. Vessel voyage and operating expenses and charter hire expense are expensed when incurred.

Unearned revenue represents cash received prior to the year end for which related service has not been provided, primarily relating to charter hire paid in advance to be earned over the applicable charter period. The operating revenues and voyage expenses of vessels operating under a tanker pool are pooled and are allocated to the pool participants on a time charter equivalent basis, according to an agreed formula Voyage revenues for 2012, 2011 and 2010, included revenues derived from significant charterers as follows (in percentages of total voyage revenues):

Charterer	2012	2011	2010
A	17%	14%	16%
B	14%	10%	10%

Segment Reporting

(m)Segment Reporting: The Company does not evaluate the operating results by type of vessel or by type of charter or by type of cargo. Although operating results may be identified by type of vessel, management, including the chief operating decision maker, reviews operating results primarily by revenue per day and operating results of the fleet. Thus the Company has determined that it operates in one reportable segment, the worldwide maritime transportation of crude and refined oil. In 2007, the Company acquired a liquefied natural gas (LNG) carrier. This is the only vessel of its kind that the Company currently operates and, as it does not meet the quantitative thresholds used to determine reportable segments, the LNG carrier segment is not a reportable segment. The Company’s vessels operate on many trade routes throughout the world and, therefore, the provision of geographic information is considered impracticable by management.

Derivative Financial Instruments

(n)Derivative Financial Instruments: The Company regularly enters into interest rate swap contracts to manage its exposure to fluctuations of interest rates associated with its specific borrowings. Also the Company enters into bunker swap contracts to manage its exposure to fluctuations of bunker prices associated with the consumption of bunkers by its vessels. Interest rate and bunker price differentials paid or received under these swap agreements are recognized as part of Interest and finance costs, net. All derivatives are recognized in the consolidated financial statements at their fair value. On the inception date of the derivative contract, the Company evaluates the derivative as an accounting hedge of the variability of cash flow to be paid of a forecasted transaction (“cash flow” hedge). Changes in the fair value of a derivative that is qualified, designated and highly effective as a cash flow hedge are recorded in other comprehensive income/ (loss) until earnings are affected by the forecasted transaction. Changes in the fair value of undesignated derivative instruments and the ineffective portion of designated derivative instruments are reported in earnings in the period in which those fair value changes occur. Realized gains or losses on early termination of undesignated derivative instruments are also classified in earnings in the period of termination of the respective derivative instrument.

The Company formally documents all relationships between hedging instruments and hedged items, as well as the risk-management objective and strategy for undertaking various hedge transactions. This process includes linking all derivatives that are designated as cash flow hedges of the variable cash flows of a forecasted transaction to a specific forecasted transaction. The Company also formally assesses, both at the hedge’s inception and on an ongoing basis, whether the derivatives that are used in hedging transactions are highly effective in offsetting changes in cash flow of hedged items. When it is determined that a derivative is not highly effective as a hedge or that it has ceased to be a highly effective hedge, the Company discontinues hedge accounting prospectively. In accordance with ASC 815 “Derivatives and Hedging”, the Company may prospectively discontinue the hedge accounting for an existing hedge if the applicable criteria are no longer met, the derivative instrument expires, is sold, terminated or exercised or if the Company removes the designation of the respective cash flow hedge. In those circumstances, the net gain or loss remains in accumulated other comprehensive income / (loss) and is reclassified into earnings in the same period or periods during which the hedged forecasted transaction affects earnings, unless the forecasted transaction is no longer probable in which case the net gain or loss is reclassified into earnings immediately.

Fair Value Measurements

(o) Fair Value Measurements:  The Company follows the provisions of ASC 820, "Fair Value Measurements and Disclosures" which defines, and provides guidance as to the measurement of fair value. ASC 820 applies when assets or liabilities in the financial statements are to be measured at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants (Note 15). Upon issuance on guidance of the fair value option, in 2007, the Company elected not to report the then existing financial assets or liabilities at fair value that were not already reported as such.

Accounting for Leases

(p) Accounting for Leases: Leases of assets under which substantially all the risks and rewards of ownership are effectively retained by the lessor are classified as operating leases. Lease payments under an operating lease are recognized as an expense on a straight-line method over the lease term. The Company held no operating leases at December 31, 2012.

Stock based Compensation

(q) Stock Based Compensation: The Company has a share based incentive plan that covers directors and officers of the Company and employees of the related companies discussed in Note 2. Awards granted are valued at fair value and compensation cost is recognized on a straight line basis, net of estimated forfeitures, over the requisite service period of each award. The fair value of restricted stock issued to crew members, directors and officers of the Company at the grant date is equal to the closing stock price on that date and is amortized over the applicable vesting period using the straight-line method. The fair value of restricted stock issued to non-employees is equal to the closing stock price at the grant date adjusted by the closing stock price at each reporting date and is amortized over the applicable performance period (Note 9).

Marketable Securities

(r)Marketable Securities: The Company has investments in marketable securities that have readily determinable fair values and are classified as available for sale. Such investments are measured subsequently at fair value in the statement of financial position. Unrealized holding gains and losses for available for sale securities are excluded from earnings and are reported in Accumulated other comprehensive income/(loss) until realized (Note 4).

Recent Accounting Pronouncements

(s)Recent Accounting Pronouncements: In February 2013, the FASB issued ASU 2013-02, “Comprehensive Income (Topic 220) - Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income”. The objective of this Update is to improve the reporting of reclassifications out of accumulated other comprehensive income. The amendments do not change the current requirements for reporting net income or other comprehensive income in financial statements. However, the amendments require an entity to provide information about the amounts reclassified out of accumulated other comprehensive income by component. In addition, an entity is required to present, either on the face of the statement where net income is presented or in the notes, significant amounts reclassified out of accumulated other comprehensive income by the respective line items of net income but only if the amount reclassified is required under U.S. GAAP to be reclassified to net income in its entirety in the same reporting period. For other amounts that are not required under U.S. GAAP to be reclassified in their entirety to net income, an entity is required to cross-reference to other disclosures required under U.S. GAAP that provide additional detail about those amounts. The amendments in this update are effective for reporting periods beginning after December 15, 2012. Earlier application is permitted. The provisions of this ASU are not expected to have a material impact on the Company's consolidated financial statements.

Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2012
Significant Accounting Policies (Abstract)
Schedule of revenue percentage by major customer

Charterer	2012	2011	2010
A	17%	14%	16%
B	14%	10%	10%

Transactions with Related Parties (Tables)	12 Months Ended
Dec. 31, 2012
Transactions with Related Parties (Abstract)
Related Party Transactions Disclosure [Table Text Block]

	2012	2011	2010
Tsakos Shipping and Trading S.A. (commissions)	5,304	5,461	6,276
Tsakos Energy Management Limited (management fees)	15,587	15,298	13,843
Tsakos Columbia Shipmanagement S.A.	1,280	1,237	634
Argosy Insurance Company Limited	9,701	9,933	9,361
AirMania Travel S.A.	3,661	2,129	437

Total expenses with related parties	35,533	34,058	30,551

Related Party Transactions Balances [Table Text Block]

	December 31,
Due from related parties	2012	2011
Tsakos Columbia Shipmanagement Ltd	1,561	1,641

Total due from related parties	1,561	1,641

Due to related parties
Tsakos Shipping and Trading S.A.	1,110	89
Tsakos Energy Management Limited	53	52
Argosy Insurance Company Limited	1,209	607
AirMania Travel S.A.	222	315

Total due to related parties	2,594	1,063

Related Party Future Management Fees [Table Text Block]

Year	Amount
2013	16,013
2014	16,120
2015	16,111
2016	16,080
2017 to 2022	88,440

152,764

Long-Term Debt (Tables)	12 Months Ended
Dec. 31, 2012
Long Term Debt By Current And Non Current (Abstract)
Debt Disclosure [Table Text Block]

Facility	2012	2011
(a) Credit facilities	939,514	1,030,798
(b) Term bank loans	502,913	484,865

Total	1,442,427	1,515,663
Less – current portion	(186,651)	(196,996)

Long-term portion	1,255,776	1,318,667

Schedule Of Weighted-Average Interest Rate [Table Text Block]

Year ended December 31, 2012	1.87%
Year ended December 31, 2011	1.66%
Year ended December 31, 2010	1.62%

Schedule Of Debt [Table Text Block]

Loan	Origination Date	Original Amount	Balance at January 1, 2012	New Loans	Repaid	Balance at December 31, 2012
Credit facility1	2005	250,000	68,484	—	33,629	34,855
Credit facility	2005	220,000	147,360	—	13,135	134,225
Credit facility	2006	275,000	136,915	—	11,823	125,092
Credit facility2	2004	179,384	94,553	28,358	10,555	112,356
Credit facility3	2005	220,000	100,950	—	8,400	92,550
Credit facility	2006	371,010	271,010	—	20,000	251,010
10-year term loan	2004	71,250	35,157	—	3,124	32,032
Credit facility	2006	70,000	48,125	—	12,500	35,625
Credit facility	2007	120,000	97,500	—	5,000	92,500
10-year term loan	2007	88,350	71,790	—	5,520	66,270
Credit facility	2007	82,000	65,900	—	4,600	61,300
10-year term loan	2009	38,600	31,281	—	2,235	29,046
8-year term loan	2009	40,000	34,672	—	4,272	30,400
12 year term loan	2009	40,000	36,250	—	2,500	33,750
10-year term loan	2010	39,000	35,100	—	2,600	32,500
7-year term loan	2010	70,000	65,360	—	4,640	60,720
10-year term loan	2010	43,924	40,706	—	3,218	37,489
9-year term loan	2010	42,100	39,500	—	2,600	36,900
10-year term loan	2011	48,000	46,400	—	3,200	43,200
9-year term loan	2011	48,650	48,650	—	3,243	45,407
8-year term loan	2012	73,600	—	27,600	—	27,600
8-year term loan	2011	73,600	—	27,600	—	27,600

Total			1,515,663	83,558	156,794	1,442,427

Debt Principal Payments [Table Text Block]

Year	Amount
2013	162,348
2014	121,583
2015	182,157
2016	268,627
2017	179,916
2018 and thereafter	527,796

1,442,427

Interest and Finance Costs, net (Tables)	12 Months Ended
Dec. 31, 2012
Interest and Finance Costs, net (Abstract)
Interest And Finance Costs [Table Text Block]

	2012	2011	2010
Interest expense	49,701	51,720	53,051
Less: Interest capitalized	(1,758)	(2,532)	(2,520)

Interest expense, net	47,943	49,188	50,531
Interest swap cash settlements non-hedging	8,043	8,977	7,224
Bunkers swap cash settlements	(2,433)	(6,382)	(2,926)
Amortization of loan fees	946	995	1,138
Bank charges	243	277	359
Amortization of deferred loss on termination of financial instruments	2,173	2,020	2,113
Change in fair value of non-hedging financial instruments	(5,339)	(1,504)	3,844

Net total	51,576	53,571	62,283

Stockholders Equity (Tables)	12 Months Ended
Dec. 31, 2012
Stockholders Equity (Abstract)
Share Based Compensation Plans Movements
	Number	Number	Number	Balance of	Weighted-
	of	of	of	Non-	Average
	RSUs	RSUs	RSUs	Vested	Grant –
	Granted	Forfeited	Vested	RSUs	Date Fair
					Value per
2004 plan					share
December 31, 2010	872,450	(19,400)	(653,300)	199,750	$12.37
Granted June 30, 2011	12,000		12,000		$9.36
Vested during 2011		(127,250)	(127,250)		$12.20
December 31, 2011	884,450	(19,400)	(780,550)	84,500	$ 12.34
Vested during 2012	—	—	(84,500)	(84,500)	$ 12.34
Granted and vested December 31, 2012	115,550	—	(115,550)	—	$ 3.75
Forfeited shares re-issued and vested December 31, 2012	—	19,400	(19,400)	—	$ 3.75

Balance of the 2004 plan December 31, 2012	1,000,000	—	(1,000,000)	—	—

2012 plan
Granted and vested December 31, 2012 from 2012 plan	15,050	—	(15,050)	—	$ 3.75

Earnings per Common Share (Tables)	12 Months Ended
Dec. 31, 2012
Earnings per Common Share (Abstract)
Earnings per Common Share [Table Text Block]

	2012	2011	2010
Net (loss)/ income available to common stockholders	$(49,263)	$(89,496)	$19,768

Weighted average common shares outstanding	53,301,039	46,118,534	39,235,601
Dilutive effect of RSUs	—	—	366,077

Weighted average common shares – diluted	53,301,039	46,118,534	39,601,678

Basic (loss)/earnings per common share	$(0.92)	$(1.94)	$0.50
Diluted (loss)/earnings per common share	$(0.92)	$(1.94)	$0.50

Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2012
Charters-out (Abstract)
Minimum Future Charter Revenues [Table Text Block]

Year	Amount
2013	201,392
2014	134,058
2015	93,663
2016 to 2028	558,639

Minimum charter payments	987,752

Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2012
Financial Instruments (Abstract)
Schedule Of Carrying Values And Estimated Fair Values Of Financial Instruments [Table Text Block]

	2012		2011
	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Financial assets/(liabilities)
Cash and cash equivalents	144,297	144,297	175,708	175,708
Restricted cash	16,192	16,192	5,984	5,984
Marketable securities	1,664	1,664	2,534	2,534
Investments	1,000	1,000	1,000	1,000
Debt	1,442,427	1,441,108	1,515,663	1,512,651

Schedule Of Derivate Instruments Statements Of Financial Position Location [Table Text Block]

		Asset Derivatives		Liability Derivatives
		December 31, 2012	December 31, 2011	December 31, 2012	December 31, 2011
Derivative	Balance Sheet Location	Fair Value	Fair Value	Fair Value	Fair Value
Derivatives designated as hedging instruments

Interest rate swaps	Current portion of financial instruments—Fair value	—	—	6,824	20,421

	FINANCIAL INSTRUMENTS—FAIR VALUE, net of current portion	—	—	4,471	8,414

Subtotal		—	—	11,295	28,835

		Asset Derivatives		Liability Derivatives
		December 31, 2012	December 31, 2011	December 31, 2012	December 31, 2011
Derivative	Balance Sheet Location	Fair Value	Fair Value	Fair Value	Fair Value

Derivatives not designated as hedging instruments

Interest rate swaps	Current portion of financial instruments—Fair value	—	—	6,314	8,807

	FINANCIAL INSTRUMENTS—FAIR VALUE, net of current portion	—	—	4,890	9,386

Bunker swaps	Current portion of financial instruments—Fair value	60	1,755	—	—

	FINANCIAL INSTRUMENTS—FAIR VALUE, net of current portion	45	—	—	—

Subtotal		105	1,755	11,204	18,193

Total derivatives		105	1,755	22,499	47,028

Schedule Of Cash Flow Hedges Gain/(Loss) Recognized In Accumulated Other Comprehensive Loss on Derivative [Table Text Block]

	Gain (Loss) Recognized in Accumulated Other Comprehensive Loss on Derivative (Effective Portion)
Derivative		Amount
		2012	2011	2010
Interest rate swaps		(2,964)	(9,624)	(25,236)

Total		(2,964)	(9,624)	(25,236)

Schedule Of Cash Flow Hedges Gain/(Loss) Reclassified from Accumulated Other Comprehensive Loss into Income [Table Text Block]

	Gain (Loss) Reclassified from Accumulated Other Comprehensive Loss into Income (Effective Portion) Location
Derivative		Amount
		2012	2011	2010
Interest rate swaps	Depreciation expense	(122)	(117)	(42)
Interest rate swaps	Interest and finance costs, net	(23,010)	(26,772)	(29,424)

Total		(23,132)	(26,889)	(29,466)

Schedule Of Cash Flow Hedges Gain/(Loss) Recognized In Income On Derivative Ineffective Portion [Table Text Block]

	Gain (Loss) Recognized in Income on Derivative (Ineffective Portion) Location
Derivative		Amount
		2012	2011	2010
Interest rate swaps	Interest and finance costs, net	—	—	(143)

Total		—	—	(143)

Schedule Of Derivatives Not Designated As Hedging Instruments Net Effect on the Statement Of Operations [Text Block]

Derivative	Net Realized and Unrealized Gain (Loss) Recognized on Statement of Operations Location	Amount
		2012	2011	2010
Interest rate swaps	Interest and finance costs, net	(1,054)	(5,352)	(8,356)
Bunker swaps	Interest and finance costs, net	783	4,260	356

Total		(271)	(1,092)	(8,000)

Schedule Of Fair Value Assets And Liabilities Measured On Recurring Basis [Table Text Block]
Recurring measurements:	December 31, 2012	December 31, 2011
Interest rate swaps	(22,499)	(47,028)
Marketable Securities	1,664	2,534
Bunker swaps	105	1,755

	(20,730)	(42,739)

Fair Value Items Measured On Non Recurring Basis [Text Block]

Nonrecurring basis	December 31, 2012 Significant Other Observable Inputs Assets/ (Liabilities) (Level 2)	December 31, 2011 Unobservable Inputs Assets/ (Liabilities) (Level 3)
Vessels	$28,586	$43,674

	$28,586	$43,674

Significant Accounting Policies (Tables) (Details)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Charterer A
Entity Wide Revenue Major Customer Percentage	17.00%	14.00%	16.00%
Charterer B
Entity Wide Revenue Major Customer Percentage	14.00%	10.00%	10.00%

Significant Accounting Policies Additional Information (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Vessels Scrap Value Per Lightweight Ton	0.39	0.3
Change In Accounting Estimate Financial Effect			The effect of this change in accounting estimate, which did not require retrospective application as per ASC 250 "Accounting Changes and Error Corrections" was to decrease net loss for the year ended December 31, 2012 by $929 or $0.02 per weighted average number of share, both basic and diluted.
Change In Accounting Estimate Effect On Depreciation			$ 3,787
Allowance for doubtful accounts receivable	$ 0		$ 0	$ 0
Crude and Product Oil Carriers
Useful Lives			25
LNG Carrier
Useful Lives			40

Transactions with Related Parties - Statement Of Income (Table) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Related Party Transaction [Line Items]
Tsakos Shipping and Trading S.A. (commissions)	$ 12,215	$ 14,290	$ 13,837
Tsakos Energy Management Limited (management fees)	15,887	15,598	14,143
Total expenses with related parties	35,533	34,058	30,551
Tsakos Shipping and Trading S.A. [Member]
Related Party Transaction [Line Items]
Tsakos Shipping and Trading S.A. (commissions)	5,304	5,461	6,276
Tsakos Energy Management Limited [Member]
Related Party Transaction [Line Items]
Tsakos Energy Management Limited (management fees)	15,587	15,298	13,843
Tsakos Columbia Shipmanagement S.A. [Member]
Related Party Transaction [Line Items]
Tsakos Columbia Shipmanagement S.A.	1,280	1,237	634
Argosy Insurance Company Limited [Member]
Related Party Transaction [Line Items]
Argosy Insurance Company Limited	9,701	9,933	9,361
AirMania Travel S.A. [Member]
Related Party Transaction [Line Items]
AirMania Travel S.A.	$ 3,661	$ 2,129	$ 437

Transactions With Related Parties - Balance Sheet (Table) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Related Party Transaction [Line Items]
Due from related parties	$ 1,561	$ 1,641
Due to related parties	2,594	1,063
Tsakos Columbia Shipmanagement S.A. [Member]
Related Party Transaction [Line Items]
Due from related parties	1,561	1,641
Tsakos Shipping and Trading S.A. [Member]
Related Party Transaction [Line Items]
Due to related parties	1,110	89
Tsakos Energy Management Limited [Member]
Related Party Transaction [Line Items]
Due to related parties	53	52
Argosy Insurance Company Limited [Member]
Related Party Transaction [Line Items]
Due to related parties	1,209	607
AirMania Travel S.A. [Member]
Related Party Transaction [Line Items]
Due to related parties	$ 222	$ 315

Transactions With Related Parties - Management Fees (Tables) (Details) (Management Agreement With Tsakos Energy Management Limited [Member], USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Management Agreement With Tsakos Energy Management Limited [Member]
Related Party Transaction [Line Items]
2013	$ 16,013
2014	16,120
2015	16,111
2016	16,080
2017 to 2022	88,440
Total	$ 152,764

Transactions With Related Parties - Accrued Liabilities (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Tsakos Shipping and Trading S.A. [Member]
Related Party Transaction [Line Items]
Accrued liabilities	$ 559	$ 691
Argosy Insurance Company Limited [Member]
Related Party Transaction [Line Items]
Accrued liabilities	$ 329	$ 243

Transactions With Related Parties - Tsakos Energy Management Limited (Details) (USD $)	12 Months Ended			6 Months Ended		9 Months Ended	12 Months Ended			3 Months Ended	6 Months Ended		9 Months Ended	3 Months Ended	12 Months Ended	6 Months Ended	9 Months Ended	6 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2010 Tsakos Energy Management Limited [Member]	Jun. 30, 2010 Tsakos Energy Management Limited [Member]	Dec. 31, 2012 Tsakos Energy Management Limited [Member]	Dec. 31, 2012 Tsakos Energy Management Limited [Member]	Dec. 31, 2011 Tsakos Energy Management Limited [Member]	Dec. 31, 2010 Tsakos Energy Management Limited [Member]	Mar. 31, 2012 Charter in/out [Member]	Jun. 30, 2010 Charter in/out [Member]	Dec. 31, 2010 LNG Carriers [Member]	Dec. 31, 2012 LNG Carriers [Member]	Mar. 31, 2012 Bareboat [Member]	Dec. 31, 2011 Bareboat [Member]	Dec. 31, 2010 Third Party Manager [Member]	Dec. 31, 2012 Third Party Manager [Member]	Dec. 31, 2010 Owned Vessels [Member]	Jun. 30, 2010 Owned Vessels [Member]
Related Party Transaction [Line Items]
Euro appreciated against dollar percentage						10.00%	10.00%
Yearly increase basis							12 month Euribor
Monthly management fees				$ 7,000		$ 10,000				$ 27,500	$ 17,700	$ 32,000	$ 35,000	$ 20,400	$ 20,000	$ 25,000	$ 25,000	$ 27,000	$ 24,000
Management incentive award	0	0	425,000
Compensation to Management company after contract termination with Directors							137,514,000
Supervisory services per month, per vessel				20,000	17,700		20,400	20,000
Supervisory services							$ 612,000	$ 588,000	$ 620,000
Days Required For Cancellation Written Notice For Agreement							Ten days notice
Years Required For Cancellation Written Notice For Agreement							One year notice

Transactions With Related Parties - Tsakos Shipping and Trading (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Tsakos Shipping and Trading S.A. [Member]
Related Party Transaction [Line Items]
Chartering commission	1.25%
Brokerage commission	1.00%	1.00%	1.00%
Charge fee	$ 200
Fourteen Vessels Delivered Between Year 2007 September 2011 [Member]
Related Party Transaction [Line Items]
Payment for the cost of design and supervision services for new buildings		2,800

Transactions With Related Parties Other Affiliated Companies (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010 Other Affiliated Companies [Member]
Related Party Transaction [Line Items]
Value of each panamax tanker acquired			$ 54,500
Number of vessels acquired			4
Unpaid loan balance assumed	$ 939,514	$ 1,030,798	$ 86,024

Long-term Investments (Details) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Long-term investments [Abstract]
Long term investments	$ 1,000	$ 1,000
Common shares held	125,000	125,000

Marketable Securities (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Mar. 31, 2011
Marketable securities (Abstract)
Marketable Securities	$ 1,664	$ 2,534		$ 2,500
Proceeds from sale of marketable securities	1,098	0	0
Gain on sale of marketable securities	95	0	0
Net gain on marketable securities included in accumulated OCI	$ 133

Vessels - Acquisitions, Sales and Charter Hire Expense (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Property Plant And Equipment [Line Items]
Cash paid for vessel acquisitions	$ 2,454	$ 71,205	$ 313,639
Gain/(loss) on sale of vessels	(1,879)	5,001	19,670
Charter hire expense (Note 5)	0	0	1,905
Opal Queen [Member]
Property Plant And Equipment [Line Items]
Vessel sale		32,753
Gain/(loss) on sale of vessels		5,802
Vergina I I [Member]
Property Plant And Equipment [Line Items]
Vessel sale		9,702
Gain/(loss) on sale of vessels		(801)
Spyros K And Dimitris P [Member]
Property Plant And Equipment [Line Items]
Acquisition of newly constructed vessels		148,526
Cash paid for vessel acquisitions		66,643
Newly Constructed Vessels [Member]
Property Plant And Equipment [Line Items]
Acquisition of newly constructed vessels			128,539
Cash paid for vessel acquisitions			94,184
Four Panamax Tankers [Member]
Property Plant And Equipment [Line Items]
Acquisition of newly constructed vessels			218,013
La Madrina And La Prudencia [Member]
Property Plant And Equipment [Line Items]
Vessel sale	40,219
Gain/(loss) on sale of vessels	(1,879)
Decathlon, Marathon, Parthenon, Hesnes and Victory III [Member]
Property Plant And Equipment [Line Items]
Vessel sale			140,548
Gain/(loss) on sale of vessels			19,670
Nordic Passat [Member]
Property Plant And Equipment [Line Items]
Charter hire expense (Note 5)			1,755
Chartered Vessel [Member]
Property Plant And Equipment [Line Items]
Charter hire expense (Note 5)			$ 150

Vessels - Vessels Held For Sale and Impairment (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Property Plant And Equipment [Line Items]
Vessel impairment charge (Note 5)	$ 13,567	$ 39,434	$ 3,077
Millenium Carrying Value After Impairment [Member]
Property Plant And Equipment [Line Items]
Vessels held for sale	28,586
Millenium Carrying Value Prior To Impairment [Member]
Property Plant And Equipment [Line Items]
Vessels held for sale	42,153
Millenium [Member]
Property Plant And Equipment [Line Items]
Vessel impairment charge (Note 5)	13,567
La Madrina And La Prudencia [Member]
Property Plant And Equipment [Line Items]
Vessel impairment charge (for vessels classified as held for sale)		39,434
Vergina I I [Member]
Property Plant And Equipment [Line Items]
Vessel impairment charge (for vessels classified as held for sale)			$ 3,077

Deferred Charges (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Deferred Charges (Abstract)
Loan fees net of accumulated amortization	$ 4,641	$ 4,036
Deferred charges consisted of dry-docking and special survey costs	$ 13,327	$ 10,672

Long Term Debt (Table) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Debt disclosure (Abstract)
Credit Facilities	$ 939,514	$ 1,030,798
Term Bank Loans	502,913	484,865
Total	1,442,427	1,515,663
Less - current portion	(186,651)	(196,996)
Long-term portion	$ 1,255,776	$ 1,318,667

Long Term Debt - Weighted Average Interest Rates (Table) (Details)	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Weighted average interest rates on the executed loans	1.87%	1.66%	1.62%

Long Term Debt Loan Movements (Table) (Details) (USD $) In Thousands, unless otherwise specified	1 Months Ended	12 Months Ended
	Jan. 17, 2012	Dec. 31, 2012
Debt Instrument [Line Items]
Balance at January 1, 2012	$ 1,515,663	$ 1,515,663
New loans	28,358	83,558
Repaid		156,794
Balance at December 31, 2012		1,442,427
Credit facility
Debt Instrument [Line Items]
Origination Date		2005
Original Amount		250,000
Balance at January 1, 2012	68,484	68,484
Repaid		33,629
Balance at December 31, 2012		34,855
Credit facility
Debt Instrument [Line Items]
Origination Date		2005
Original Amount		220,000
Balance at January 1, 2012	147,360	147,360
Repaid		13,135
Balance at December 31, 2012		134,225
Credit facility
Debt Instrument [Line Items]
Origination Date		2006
Original Amount		275,000
Balance at January 1, 2012	136,915	136,915
Repaid		11,823
Balance at December 31, 2012		125,092
Credit facility
Debt Instrument [Line Items]
Origination Date		2004
Original Amount		179,384
Balance at January 1, 2012	94,553	94,553
New loans		28,358
Repaid		10,555
Balance at December 31, 2012		112,356
Credit facility
Debt Instrument [Line Items]
Origination Date		2005
Original Amount		220,000
Balance at January 1, 2012	100,950	100,950
Repaid		8,400
Balance at December 31, 2012		92,550
Credit facility
Debt Instrument [Line Items]
Origination Date		2006
Original Amount		371,010
Balance at January 1, 2012	271,010	271,010
Repaid		20,000
Balance at December 31, 2012		251,010
10-year term loan
Debt Instrument [Line Items]
Origination Date		2004
Original Amount		71,250
Balance at January 1, 2012	35,157	35,157
Repaid		3,124
Balance at December 31, 2012		32,032
Credit facility
Debt Instrument [Line Items]
Origination Date		2006
Original Amount		70,000
Balance at January 1, 2012	48,125	48,125
Repaid		12,500
Balance at December 31, 2012		35,625
Credit facility
Debt Instrument [Line Items]
Origination Date		2007
Original Amount		120,000
Balance at January 1, 2012	97,500	97,500
Repaid		5,000
Balance at December 31, 2012		92,500
10-year term loan
Debt Instrument [Line Items]
Origination Date		2007
Original Amount		88,350
Balance at January 1, 2012	71,790	71,790
Repaid		5,520
Balance at December 31, 2012		66,270
Credit facility
Debt Instrument [Line Items]
Origination Date		2007
Original Amount		82,000
Balance at January 1, 2012	65,900	65,900
Repaid		4,600
Balance at December 31, 2012		61,300
10-year term loan
Debt Instrument [Line Items]
Origination Date		2009
Original Amount		38,600
Balance at January 1, 2012	31,281	31,281
Repaid		2,235
Balance at December 31, 2012		29,046
8-years term loan
Debt Instrument [Line Items]
Origination Date		2009
Original Amount		40,000
Balance at January 1, 2012	34,672	34,672
Repaid		4,272
Balance at December 31, 2012		30,400
12 year term loan
Debt Instrument [Line Items]
Origination Date		2009
Original Amount		40,000
Balance at January 1, 2012	36,250	36,250
Repaid		2,500
Balance at December 31, 2012		33,750
10-year term loan
Debt Instrument [Line Items]
Origination Date		2010
Original Amount		39,000
Balance at January 1, 2012	35,100	35,100
Repaid		2,600
Balance at December 31, 2012		32,500
7-year term loan
Debt Instrument [Line Items]
Origination Date		2010
Original Amount		70,000
Balance at January 1, 2012	65,360	65,360
Repaid		4,640
Balance at December 31, 2012		60,720
10-year term loan
Debt Instrument [Line Items]
Origination Date		2010
Original Amount		43,924
Balance at January 1, 2012	40,706	40,706
Repaid		3,218
Balance at December 31, 2012		37,489
9-year term loan
Debt Instrument [Line Items]
Origination Date		2010
Original Amount		42,100
Balance at January 1, 2012	39,500	39,500
Repaid		2,600
Balance at December 31, 2012		36,900
10-year term loan
Debt Instrument [Line Items]
Origination Date		2011
Original Amount		48,000
Balance at January 1, 2012	46,400	46,400
Repaid		3,200
Balance at December 31, 2012		43,200
9-year term loan
Debt Instrument [Line Items]
Origination Date		2011
Original Amount		48,650
Balance at January 1, 2012	48,650	48,650
Repaid		3,243
Balance at December 31, 2012		45,407
8-year term loan
Debt Instrument [Line Items]
Origination Date		2012
Original Amount		73,600
Balance at January 1, 2012	0	0
New loans		27,600
Repaid		0
Balance at December 31, 2012		27,600
8-year term loan
Debt Instrument [Line Items]
Origination Date		2011
Original Amount		73,600
Balance at January 1, 2012	0	0
New loans		27,600
Repaid		0
Balance at December 31, 2012		$ 27,600

Long Term Debt - Principal Payments (Table) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Principal Payments (Abstract)
2013	$ 162,348
2014	121,583
2015	182,157
2016	268,627
2017	179,916
2018 and thereafter	527,796
Total	$ 1,442,427	$ 1,515,663

Long Term Debt - Credit Facilities (Details) (USD $) In Thousands, unless otherwise specified	1 Months Ended	12 Months Ended
	Jan. 17, 2012	Dec. 31, 2012
Number of open reducing credit facilities		7
Number of credit facilities with reducing revolving credit component and term bank loan component		2
Loan facility amount drawn down	$ 28,358	$ 83,558
Revolving Credit Facility [Member]
Libor plus spread minimum		0.81%
Libor plus spread maximum		5.19%

Long Term Debt - Term Bank Loans (Details) (USD $) In Thousands, unless otherwise specified	1 Months Ended	12 Months Ended		1 Months Ended	7 Months Ended	11 Months Ended	12 Months Ended	5 Months Ended	8 Months Ended	12 Months Ended			1 Months Ended
	Jan. 17, 2012	Dec. 31, 2012	Dec. 31, 2011	Jan. 31, 2012 First DP2 Suezmax Shuttle Tanker Rio 2016 [Member]	Jul. 30, 2012 First DP2 Suezmax Shuttle Tanker Rio 2016 [Member]	Nov. 30, 2012 First DP2 Suezmax Shuttle Tanker Rio 2016 [Member]	Dec. 31, 2012 First DP2 Suezmax Shuttle Tanker Rio 2016 [Member]	May 31, 2012 Second DP2 Suezmax Shuttle Tanker Brasil 2014 [Member]	Aug. 31, 2012 Second DP2 Suezmax Shuttle Tanker Brasil 2014 [Member]	Dec. 31, 2012 Second DP2 Suezmax Shuttle Tanker Brasil 2014 [Member]	Dec. 31, 2012 Term Bank Loans [Member]	Dec. 31, 2012 La Madrina [Member]	Jan. 31, 2013 La Prudencia [Member]
Outstanding term loan balance, with balloon payments due at maturity between October 2016 and April 2022.		$ 502,913	$ 484,865	$ 73,600				$ 73,600
Loan duration in years				8				8
Term bank loan amount drawn down	28,358	83,558			13,800	13,800			13,800	13,800
Expected delivery date							March 2013			April 2013
Libor plus spread minimum											1.04%
Libor plus spread maximum											3.26%
Prepayment of loan		156,794										23,600	20,352
Fixed Interest rate portion		$ 63,799

Long Term Debt Covenants (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Feb. 28, 2013	Dec. 31, 2010	Dec. 31, 2009
Long Term Debt [Line Items]
Cash and cash equivalents	$ 144,297	$ 175,708		$ 276,637	$ 296,181
Debt at Carrying amount	1,442,427	1,515,663
Debt Instrument Covenant Description

The loan agreements include, among other covenants, covenants requiring the Company to obtain the lenders’ prior consent in order to incur or issue any financial indebtedness, additional borrowings, pay dividends in an amount more than 50% of cumulative net income (as defined in the related agreements), sell vessels and assets, and change the beneficial ownership or management of the vessels. Also, the covenants require the Company to maintain a minimum liquidity, not legally restricted, of $99,375 in 2012 and $92,188 in 2011, a minimum hull value in connection with the vessels’ outstanding loans, insurance coverage of the vessels against all customary risks and maintenance of operating bank accounts with minimum balances.

Debt Instrument Covenant Compliance

As at December 31, 2012, the Company was in non-compliance with minimum value-to-loan ratios contained in certain of its debt agreements. These agreements include terms in case of non-compliance with minimum value-to-loan ratios according to which the Company may be required to prepay indebtedness in the form of cash or provide additional security. Effective December 31, 2012 and for a period up to, and including, June 30, 2014 the majority of the Company’s lenders waived their right resulting from the aforementioned non-compliance of the value-to-loan covenant. As of December 31, 2012 the Company was not in compliance with the leverage ratio required by its loans. In this respect, the Company entered into amendatory agreements with its lenders which waive the non-compliance of the leverage ratio covenant referred to above by increasing the relevant ratio for the period from December 31, 2012 through July 1, 2014 from 70% to 80%, establishing in this respect compliance as at December 31, 2012. Following these amendatory agreements and because management concluded that it is not probable that the amended ratio will fail to be met within the next measurement dates within the following 12 months, the debt was not classified as current in the 2012 consolidated balance sheet in accordance with ASC 470-10.

Interest in subsidiary		51.00%
Potential Prepayment			5,050
Working capital deficit	51,070
Loans Not In Compliance With Value To Loan Ratio [Member]
Long Term Debt [Line Items]
Debt at Carrying amount	335,604
Minimum Liquidity Covenant Requirement [Member]
Long Term Debt [Line Items]
Cash and cash equivalents	99,375	92,188
Waived Rights For Loan Agreement [Member]
Long Term Debt [Line Items]
Outstanding balance of loans under waivers	34,855
Loan Of Subsidiary [Member]
Long Term Debt [Line Items]
Debt at Carrying amount	48,125
Debt Instrument Covenant Compliance

As of December 31, 2011, a subsidiary, in which the Company has a 51% interest, was not in compliance with the leverage ratio required by its loan, under which the amount of $48,125 was outstanding as of that date. In this respect, on April 16, 2012, the subsidiary entered into an amendatory agreement with the lenders which waives the non-compliance of the leverage ratio covenant referred to above for the period from December 31, 2011 through December 31, 2012.

Prepayment on loan		8,125
Reclassified to Current Liabilities Covenant Requirement [Member]
Long Term Debt [Line Items]
Potential Prepayment	$ 24,303

Interest and Finance Costs Net (Table) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Financial Instruments (Abstract)
Interest expense	$ 49,701	$ 51,720	$ 53,051
Less: Interest capitalized	(1,758)	(2,532)	(2,520)
Interest expense, net	47,943	49,188	50,531
Interest swap cash settlements non-hedging	8,043	8,977	7,224
Bunkers swap cash settlements	(2,433)	(6,382)	(2,926)
Amortization of loan fees	946	995	1,138
Bank charges	243	277	359
Amortization of deferred loss on termination of financial instruments	2,173	2,020	2,113
Change in fair value of non-hedging financial instruments	(5,339)	(1,504)	3,844
Net total	$ 51,576	$ 53,571	$ 62,283

Interest and Finance Costs Net (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended				12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Designated As Hedging Instrument [Member]	Dec. 31, 2013 Not Designated As Hedging Instrument [Member]	Dec. 31, 2012 Not Designated As Hedging Instrument [Member]	Dec. 31, 2011 Not Designated As Hedging Instrument [Member]	Dec. 31, 2012 Three Interest Rate Swaps Element [Member]	Dec. 31, 2011 Three Interest Rate Swaps Element [Member]	Dec. 31, 2011 Bunker Swap Disposed Prior To Maturity [Member]
Number of floating to fixed interest rate swaps	6			4		2	3
Number of bunker swap agreements held	2	3
Gain realized from disposal of bunker swap	$ (2,433)	$ (6,382)	$ (2,926)							$ 115
Notional Amount of floating to fixed interest rate swaps	362,331
Fixed interest rate	4.07%
Floating rate basis	six month LIBOR
Notional Amount of Hedging Interest Rate Derivatives Held	216,893
Fair value of hedging interest rate swaps	(11,295)	(28,835)
Net amount of cash flow hedges to be reclassified into earnings within 12 months	6,742
Change in fair value of non-hedging financial instruments	5,339	1,504	(3,844)					6,989	3,626
De-designated hedging swap loss in accumulated other comprehensive income	1,031
Amortization of de-designated hedging swap loss in accumulated other comprehensive income	2,173	2,020	2,113			1,475	1,514
Future amortization of de-designated hedging swap loss in accumulated other comprehensive income					877
Reclassified loss from accumulated OCI to income on de-designated swaps	(698)	(506)	(808)
Fair value of bunker swap agreements	105	1,755
Change in fair value of bunker swap agreeements	$ (1,650)	$ (2,122)

Stockholders Equity (Tables) (Details) (USD $)	0 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
2004 Plan [Member]
Number of RSUs Granted Balance	1,000,000	1,000,000	884,450	872,450
Number of RSUs Forfeited Balance			(19,400)	(19,400)
Number of RSUs Vested Balance	(1,000,000)	(1,000,000)	(780,550)	(653,300)
Balance of Non-Vested RSUs			84,500	199,750
Granted during the year			12,000
Balance at beginning of year		$ 12.34	$ 12.37
Vested during the year	$ 3.75	$ 12.34	$ 12.2
Balance at end of year			$ 12.34
2012 Plan [Member]
Number of RSUs Granted Balance	15,050	15,050
Number of RSUs Vested Balance	(15,050)	(15,050)
Balance at end of year	$ 3.75	$ 3.75
Number of RSUs Granted 2004 Plan [Member]
Granted and vested	115,550	115,550
Number of RSUs Forfeited 2004 Plan [Member]
Forfeited shares reissued and vested	19,400	19,400
Number of RSUs Vested 2004 Plan [Member]
Vested during the year		(84,500)
Granted and vested	(115,550)	(115,550)
Forfeited shares reissued and vested	(19,400)	(19,400)
Balance of Non-Vested RSUs 2004 Plan [Member]
Granted during the year			12,000
Vested during the year		(84,500)	(127,250)

Stockholders' Equity (Details) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended	7 Months Ended	10 Months Ended		11 Months Ended	12 Months Ended					12 Months Ended
	Apr. 18, 2012	Aug. 11, 2011	Oct. 26, 2010	Nov. 01, 2010	Dec. 04, 2009	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2004 2004 Plan [Member]	May 31, 2012 2012 Plan [Member]	Dec. 31, 2010 Treasury Stock
Third Party shareholding percentage						15.00%
Common shares offered	10,000,000		6,726,457	896,861		10,000,000
Price per share	$ 6.5		$ 11.15	$ 11.3
Net proceeds from public offering	$ 62,329					$ 62,329	$ 0	$ 105,005
Value of new share buy-out program		20,000
Proceeds from Stock Issuance Program, shares											754,706
Proceeds from Stock Issuance Program, amount								12,671			17,863
Issuance of common stock under Stock Issuance Program, shares					3,000,000			445,127
Issuance of common stock under Stock Issuance Program								7,042
Common shares offered						$ 62,329		$ 84,696
Number of shares authorised under incentive plan									1,000,000	1,000,000

Stockholders Equity Additional Information (Details) (USD $) In Thousands, except Share data, unless otherwise specified	0 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Fair value of shares vested		974	$ 987	$ 3,687
2004 Plan [Member]
Vested during the year		234,500	127,250	341,650
Fair value per share (weighted average)	$ 3.75		$ 9.36	$ 13.06
Part 2004 Plan And Part 2012 Plan [Member]
Granted and vested	150,000	150,000

Stockholders Equity Compensation Expenses (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Stock compensation expense	$ 730	$ 820	$ 1,068
Total compensation expense not yet recognized	0	153	1,148
Employees [Member]
Stock compensation expense	354	624	1,024
Non Employees [Member]
Stock compensation expense	$ 376	$ 196	$ 44

Accumulated other comprehensive loss (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Accumulated other comprehensive loss (Abstract)
Total unrealized gains from hedging financial instruments	$ 20,169	$ 17,265	$ 5,402
Changes in fair value of financial instruments	17,996	15,245	3,289
Losses reclassified to income	2,173	2,020	2,113
Gain on sale of marketable securities	95	0	0
Change in fair value of marketable securities	$ 228	$ 34	$ 0

Earnings per Common Share (Table) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Earnings per Share (Abstract)
Net (loss)/income available to common stockholders	$ (49,263)	$ (89,496)	$ 19,768
Weighted average common shares outstanding	53,301,039	46,118,534	39,235,601
Dilutive effect of RSUs	0	0	366,077
Weighted average common shares - diluted	53,301,039	46,118,534	39,601,678
Basic (loss)/earnings per common share	$ (0.92)	$ (1.94)	$ 0.5
Diluted (loss)/earnings per common share	$ (0.92)	$ (1.94)	$ 0.5

Noncontrolling Interest In Subsidiary (Details)	12 Months Ended
Dec. 31, 2012
Noncontrolling Interest in Subsidiary (Abstract)
Minority Interest Ownership Percentage By Noncontrolling Owners	49.00%
Percentage Of Revenue Generated By Single Charterer	9.50%

Commitments and Contingencies (Table) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Charters-out (Abstract)
2013	$ 201,392
2014	134,058
2015	93,663
2016 to 2028	558,639
Net minimum charter payments	$ 987,752

Commitments and Contingencies (Details) (USD $) In Thousands, unless otherwise specified	11 Months Ended
	Dec. 09, 2010	Dec. 31, 2012
DP2 Suezmax Shuttle Tankers Under Construction (Abstract)
Number of time-charter agreements	2
Time charter agreement duration	15years
Future Revenue from vessels expected to be delivered	$ 529,737
Purchase obligations (Abstract)
2013		168,715
2014		47,360
2015		155,711
Total of contractual purchase obligation		$ 371,786

Financial Instruments - Fair Values (Table) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Mar. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Financial Instruments (Abstract)
Cash and cash equivalents - Carrying Amount	$ 144,297	$ 175,708		$ 276,637	$ 296,181
Restricted cash - Carrying Amount	16,192	5,984
Marketable securities - Carrying Amount	1,664	2,534	2,500
Investments - Carrying Amount	1,000	1,000
Debt at Carrying amount	1,442,427	1,515,663
Cash and cash equivalents - Fair Value	144,297	175,708
Restricted cash - Fair value	16,192	5,984
Marketable securities - Fair Value	1,664	2,534
Investments - Fair Value	1,000	1,000
Debt - Fair Value	$ 1,441,108	$ 1,512,651

Financial Instruments - Balance Sheet Location (Table) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Derivatives designated as hedging instruments
Interest rate swaps - Liability Derivatives - Fair Value	$ (11,295)	$ (28,835)
Subtotal - Assets	0	0
Subtotal - Liabilities	11,295	28,835
Derivatives not designated as hedging instruments
Subtotal - Assets	105	1,755
Subtotal - Liabilities	11,204	18,193
Total derivatives - Assets	105	1,755
Total derivatives - Liabilites	22,499	47,028
Current portion of financial instruments - Fair value [Member]
Derivatives designated as hedging instruments
Interest rate swaps - Asset Derivatives - Fair Value	0	0
Interest rate swaps - Liability Derivatives - Fair Value	6,824	20,421
Derivatives not designated as hedging instruments
Interest rate swaps - Asset Derivatives - Fair Value	0	0
Interest rate swaps - Liability Derivatives - Fair Value	6,314	8,807
Bunker swaps - Asset Derivatives - Fair Value	60	1,755
Bunker swaps - Liability Derivatives - Fair Value	0	0
FINANCIAL INSTRUMENTS - FAIR VALUE, net of current portion
Derivatives designated as hedging instruments
Interest rate swaps - Asset Derivatives - Fair Value	0	0
Interest rate swaps - Liability Derivatives - Fair Value	4,471	8,414
Derivatives not designated as hedging instruments
Interest rate swaps - Asset Derivatives - Fair Value	0	0
Interest rate swaps - Liability Derivatives - Fair Value	4,890	9,386
Bunker swaps - Asset Derivatives - Fair Value	45	0
Bunker swaps - Liability Derivatives - Fair Value	$ 0	$ 0

Financial Instruments - Gain (Loss) Recognized in Accumulated OCI on Derivative (Effective Portion) (Table) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Total	$ 20,169	$ 17,265	$ 5,402
Gain Loss Recognized In Accumulated Other Comprehensive Loss On Derivative (Effective Portion) [Member]
Interest rate swaps	(2,964)	(9,624)	(25,236)
Total	$ (2,964)	$ (9,624)	$ (25,236)

Financial Instruments - Gain (Loss) Reclassified from Accumulated OCI into Income (Effective Portion) (Table) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Derivative
Total	$ (23,132)	$ (26,889)	$ (29,466)
Depreciation expense [Member]
Derivative
Interest rate swaps	(122)	(117)	(42)
Interest and finance costs, net [Member]
Derivative
Interest rate swaps	$ (23,010)	$ (26,772)	$ (29,424)

Financial Instruments Gain Loss Recognized In Income On Derivative (Ineffective Portion) (Table) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Total	$ 0	$ 0	$ (143)
Interest and finance costs, net [Member]
Interest rate swaps	$ 0	$ 0	$ (143)

Financial Instruments - Derivatives Not Designated as Hedging Instruments Gain (Loss) (Table) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Derivative
Total	$ (271)	$ (1,092)	$ (8,000)
Interest and finance costs, net [Member]
Derivative
Interest rate swaps	(1,054)	(5,352)	(8,356)
Bunker swaps	$ 783	$ 4,260	$ 356

Financial Instruments - Fair Value of Assets and Liabilities Measured On Recurring Basis (Table) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Mar. 31, 2011
Interest rate swaps	$ (22,499)	$ (47,028)
Marketable Securities	1,664	2,534	2,500
Bunker swaps	105	1,755
Total	(20,730)	(42,739)
Significant Other Observable Inputs Assets / (Liabilities) (Level 2) [Member]
Interest rate swaps	(22,499)	(47,028)
Marketable Securities	1,664	2,534
Bunker swaps	105	1,755
Total	$ (20,730)	$ (42,739)

Financial Instruments - Non Recurring Basis (Table) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Significant Other Observable Inputs Assets / (Liabilities) (Level 2) [Member]
Vessels	$ 28,586
Total	28,586
Unobservable Inputs Assets/ (Liabilities) (Level 3) [Member]
Vessels	43,674
Total	$ 43,674

Financial Instruments (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Present value of future cash flows of one bank loan	$ 1,441,108	$ 1,512,651
Carrying amount	1,442,427	1,515,663
Accumulated loss from derivatives deignated as Hedging Instruments	(14,895)	(35,064)
Present Value Of Long Term Debt [Member]
Present value of future cash flows of one bank loan	62,480
Carrying Amount Of Long Term Debt [Member]
Carrying amount	$ 63,799

Subsequent Events (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	1 Months Ended	12 Months Ended		2 Months Ended	4 Months Ended	3 Months Ended		1 Months Ended
	Jan. 17, 2012	Dec. 31, 2012	Apr. 19, 2013	Mar. 06, 2013 First DP2 Suezmax Shuttle Tanker Financing [Member]	Apr. 22, 2013 Second DP2 Suezmax Shuttle Tanker Financing [Member]	Mar. 31, 2013 Third DP2 Suezmax Shuttle Tanker Financing [Member]	Apr. 04, 2013 LNG Carrier [Member]	Jan. 31, 2013 La Prudencia [Member]
Subsequent events [Line Items]
Prepayment of loan		$ 156,794
Loan facility amount drawn down	28,358	83,558		46,000	46,000			20,352
Payments for vessels under construction						$ 4,500	$ 10,480
Quarterly dividend per share			$ 0.05